Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.7%)
Automobiles (0.3%)
Rivian Automotive, Inc., Class A (a)	39,858	$496

Beverages (2.3%)
Celsius Holdings, Inc. (a)	113,073	4,028

Biotechnology (2.2%)
Alnylam Pharmaceuticals, Inc. (a)	1,679	453
Argenx SE ADR (Belgium) (a)	835	494
ProKidney Corp. (a)(b)	126,796	111
Roivant Sciences Ltd. (a)	274,969	2,775
		3,833
Broadline Retail (4.7%)
Global-e Online Ltd. (Israel) (a)	230,233	8,208

Entertainment (4.8%)
ROBLOX Corp., Class A (a)	145,388	8,475

Financial Services (6.0%)
Affirm Holdings, Inc. (a)	186,117	8,411
Federal National Mortgage Association (a)	276,980	1,750
Toast, Inc., Class A (a)	13,006	431
		10,592
Health Care Equipment & Supplies (1.5%)
Dexcom, Inc. (a)	38,088	2,601

Health Care Providers & Services (3.8%)
Agilon Health, Inc. (a)	1,115,026	4,828
HealthEquity, Inc. (a)	20,785	1,837
		6,665
Hotels, Restaurants & Leisure (4.9%)
DoorDash, Inc., Class A (a)	46,616	8,520

Information Technology Services (13.1%)
Cloudflare, Inc., Class A (a)	148,753	16,763
Snowflake, Inc., Class A (a)	42,566	6,221
		22,984
Leisure Products (1.4%)
Peloton Interactive, Inc., Class A (a)	397,158	2,510

Machinery (0.5%)
Symbotic, Inc. (a)(b)	41,195	832

Media (1.0%)
Trade Desk, Inc., Class A (a)	32,656	1,787

Personal Care Products (1.7%)
Oddity Tech Ltd., Class A (Israel) (a)	67,001	2,898

Pharmaceuticals (4.8%)
Royalty Pharma PLC, Class A	272,106	8,471

Real Estate Management & Development (2.6%)
Landbridge Co. LLC, Class A	64,132	4,614

Software (20.9%)
AppLovin Corp., Class A (a)	17,521	4,643
Aurora Innovation, Inc. (a)	1,478,400	9,942
MicroStrategy, Inc., Class A (a)	34,472	9,937
QXO, Inc.	535,888	7,256
Samsara, Inc., Class A (a)	128,066	4,909
		36,687
Specialty Retail (10.6%)
Carvana Co. (a)	30,850	6,450
Chewy, Inc., Class A (a)	196,761	6,397
Floor & Decor Holdings, Inc., Class A (a)	71,628	5,764
		18,611
Tech Hardware, Storage & Peripherals (0.3%)
IonQ, Inc. (a)	20,509	453

Trading Companies & Distributors (5.3%)
Core & Main, Inc., Class A (a)	190,851	9,220
Total Common Stocks (Cost $148,652)		162,485

Preferred Stocks (2.3%)
Software (2.3%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	3,238
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	861
Total Preferred Stocks (Cost $3,375)		4,099

Investment Company (2.8%)
iShares Bitcoin Trust ETF (a) (Cost $4,064)	105,046	4,917

Short-Term Investments (2.7%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e) (Cost $4,140)	4,140,051	4,140

Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e)	447,690	448

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements(0.1%)
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $29; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $30)	$29	$29
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $80; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $82)	80	80
		109
Total Securities held as Collateral on Loaned Securities (Cost $557)		557
Total Short-Term Investments (Cost $4,697)		4,697
Total Investments Excluding Purchased Options (100.5%) (Cost $160,788)		176,198
Total Purchased Options Outstanding (0.1%) (Cost $748)		297
Total Investments (100.6%) (Cost $161,536) including $907 of Securities Loaned (f)(g)(h)		176,495
Liabilities in Excess of Other Assets (–0.6%)		(1,138)
Net Assets (100.0%)		$175,357

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $907,000 and $940,000, respectively. The Fund received cash collateral of approximately $557,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $383,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2025 amounts to approximately $4,099,000 and represents 2.3% of net assets.
(d)	At March 31, 2025, the Fund held fair valued securities valued at approximately $4,099,000, representing 2.3% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	Securities are available for collateral in connection with purchased options.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund engaged in cross-trade purchases of approximately $456,000.
(h)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,647,000 and the aggregate gross unrealized depreciation is approximately $16,688,000, resulting in net unrealized appreciation of approximately $14,959,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	19,572,621	$19,573	$28	$81	$(53)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct–25	40,532,709	40,533	64	176	(112)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	17,858,771	17,859	12	78	(66)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	47,784,367	47,784	144	197	(53)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	45,434,046	45,434	49	216	(167)
							$297	$748	$(451)

CNH  —   Chinese Yuan Renminbi Offshore

USD   —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.9%
Software	23.2
Information Technology Services	13.1
Specialty Retail	10.6
Financial Services	6.0
Trading Companies & Distributors	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (94.8%)
Albania (0.8%)
Sovereign (0.8%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	335	$343
4.75%, 2/14/35		324	339
5.90%, 6/9/28		160	181
			863
Angola (1.0%)
Corporate Bond (0.6%)
Azule Energy Finance PLC,
8.13%, 1/23/30 (a)		$666	668

Sovereign (0.4%)
Angolan Government International Bond,
8.75%, 4/14/32		250	215
9.13%, 11/26/49		200	155
			370
			1,038
Argentina (3.1%)
Corporate Bonds (1.0%)
Generacion Mediterranea SA/Central Termica Roca SA,
11.00%, 11/1/31 (a)		284	258
IRSA Inversiones y Representaciones SA,
8.00%, 3/31/35 (a)		370	357
YPF SA,
8.25%, 1/17/34 (a)		435	431
			1,046
Senior Loan Interests (0.2%)
Provincia De Neuquen,
Tranche B Term Loan,
1 Month SOFR + 7.30%, 11.74%, 11/1/27 (b)		254	257

Sovereign (1.9%)
Argentina Bonar Bond,
0.75%, 7/9/30 (c)		358	227
Argentine Republic Government International Bond,
0.75%, 7/9/30 (c)		598	438
1.00%, 7/9/29		180	140
3.50%, 7/9/41 (c)		460	267
4.13%, 7/9/35 (c)		1,100	690
5.00%, 1/9/38 (c)		400	264
			2,026
			3,329
Armenia (0.4%)
Sovereign (0.4%)
Republic of Armenia International Bond,
6.75%, 3/12/35		482	466

Azerbaijan (0.3%)
Sovereign (0.3%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		380	334

Bahamas (1.2%)
Senior Loan Interests (1.0%)
Commonwealth of Bahamas,
2024 EUR Term Loan,
3 Month EURIBOR + 6.85%, 9.45%, 11/24/28 (b)	EUR	990	1,093

Sovereign (0.2%)
Bahamas Government International Bond,
6.95%, 11/20/29		$8	8
8.95%, 10/15/32		200	207
			215
			1,308
Barbados (0.5%)
Sovereign (0.5%)
Barbados Government International Bond,
6.50%, 10/1/29		601	581

Benin (1.7%)
Sovereign (1.7%)
Benin Government International Bond,
4.95%, 1/22/35	EUR	709	632
6.88%, 1/19/52		850	740
7.96%, 2/13/38		$200	187
8.38%, 1/23/41		274	261
			1,820
Brazil (3.5%)
Corporate Bonds (3.5%)
FORESEA Holding SA,
7.50%, 6/15/30		660	638
Gol Finance SA,,
1 Month Term SOFR + 10.50%, 14.82%, 4/29/25 (a)(b)		179	185
MV24 Capital BV,
6.75%, 6/1/34		217	210
NewCo Holding USD 20 SARL,
9.38%, 11/7/29 (a)		550	559
OHI Group SA,
13.00%, 7/22/29 (a)		890	918

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont’d)
Oi SA,
10.00% Cash, 13.50% PIK, 23.50%, 6/30/27 (a)(d)		$300	$251
Samarco Mineracao SA,
0.00% Cash, 9.00% PIK, 9.00%, 6/30/31 (d)(e)(f)		1,056	1,023
			3,784
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond,
5.00%, 3/5/37		190	184

Cameroon (2.8%)
Corporate Bond (0.4%)
Golar LNG Ltd.,
7.75%, 9/19/29		400	403

Sovereign (2.4%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	760	648
9.50%, 7/31/31		$2,150	2,022
			2,670
			3,073
Chile (1.6%)
Sovereign (1.6%)
Chile Government International Bond,
2.55%, 7/27/33		1,300	1,079
3.50%, 1/25/50		1,000	709
			1,788
China (1.3%)
Corporate Bonds (1.3%)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 (a)		123	176
China Oil & Gas Group Ltd.,
4.70%, 6/30/26		790	770
H World Group Ltd.,
3.00%, 5/1/26		95	106
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (e)(f)		450	30
PDD Holdings, Inc.,
0.00%, 12/1/25		97	96
Shimao Group Holdings Ltd.,
5.60%, 7/15/26 (e)(f)		1,218	67
Sunac China Holdings Ltd.,
0.00% Cash, 1.00% PIK, 1.00%, 9/30/32 (d)(e)(f)		85	9
5.00% Cash, 6.00% PIK, 11.00%, 9/30/26 (d)		72	8
5.25% Cash, 6.25% PIK, 11.50%, 9/30/27 (d)		72	8
5.50% Cash, 6.50% PIK, 12.00%, 9/30/27 (d)		145	18
5.75% Cash, 6.75% PIK, 12.50%, 9/30/28 (d)		218	25
6.00% Cash, 7.00% PIK, 13.00%, 9/30/29 (d)		219	26
6.25% Cash, 7.25% PIK, 13.50%, 9/30/30 (d)		103	12
Times China Holdings Ltd.,
5.55%, 6/4/24 (e)(f)		1,376	53
6.75%, 7/16/23 (e)(f)		280	11
			1,415
Colombia (2.9%)
Corporate Bonds (2.5%)
ABRA Global Finance,
6.00% Cash, 8.00% PIK, 14.00%, 10/22/29 (a)(d)		541	516
Avianca Midco 2 PLC,
9.00%, 12/1/28 (a)		684	650
9.63%, 2/14/30 (a)		202	186
Banco Davivienda SA,
6.65%, 4/22/31 (g)		208	182
Banco de Occidente SA,
10.88%, 8/13/34		530	596
Bancolombia SA,
8.63%, 12/24/34		288	305
Canacol Energy Ltd.,
5.75%, 11/24/28		500	263
			2,698
Sovereign (0.4%)
Colombia Government International Bond,
8.00%, 11/14/35		500	504
			3,202
Costa Rica (1.0%)
Sovereign (1.0%)
Costa Rica Government International Bond,
6.55%, 4/3/34		1,050	1,078

Dominican Republic (2.5%)
Sovereign (2.5%)
Dominican Republic International Bond,
4.50%, 1/30/30		500	469
4.88%, 9/23/32		800	728
5.30%, 1/21/41		200	169
6.00%, 7/19/28		500	504
6.85%, 1/27/45 (a)		200	197
6.85%, 1/27/45		200	197

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont’d)
7.45%, 4/30/44		$200	$210
7.45%, 4/30/44 (a)		200	210
			2,684
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
0.00%, 7/31/30		400	193
5.50%, 7/31/35 (c)		100	49
6.90%, 7/31/30 (c)		850	507
			749
Egypt (3.5%)
Sovereign (3.5%)
Egypt Government International Bond,
6.38%, 4/11/31	EUR	900	828
7.63%, 5/29/32		$200	173
7.90%, 2/21/48		314	225
8.50%, 1/31/47		428	325
8.63%, 2/4/30		353	342
8.70%, 3/1/49		758	582
8.88%, 5/29/50		1,440	1,120
9.45%, 2/4/33		251	238
			3,833
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
7.65%, 6/15/35		140	130
8.25%, 4/10/32		300	295
9.25%, 4/17/30		150	156
9.65%, 11/21/54 (a)		165	166
			747
Ethiopia (2.0%)
Sovereign (2.0%)
Ethiopia International Bond,
6.63%, 12/11/24 (e)(f)		2,512	2,160

Gabon (0.1%)
Sovereign (0.1%)
Gabon Government International Bond,
6.63%, 2/6/31		200	157

Georgia (1.3%)
Corporate Bonds (1.3%)
Bank of Georgia JSC,
9.50%, 7/16/29 (g)		690	682
TBC Bank JSC,
10.25%, 7/30/29 (g)		728	734
			1,416
Ghana (1.6%)
Corporate Bonds (0.7%)
Kosmos Energy Ltd.,
8.75%, 10/1/31		400	372
Tullow Oil PLC,
10.25%, 5/15/26		369	340
			712
Sovereign (0.9%)
Ghana Government International Bond,
1.50%, 1/3/37		138	58
5.00%, 7/3/29 - 7/3/35 (c)		1,292	939
			997
			1,709
Greece (0.5%)
Corporate Bond (0.5%)
Alpha Services & Holdings SA,
7.50%, 6/10/30 (g)	EUR	483	548

Guatemala (1.1%)
Sovereign (1.1%)
Guatemala Government Bond,
3.70%, 10/7/33		$300	251
4.65%, 10/7/41 (a)		310	243
5.38%, 4/24/32		400	385
6.55%, 2/6/37		300	299
			1,178
Guyana (0.2%)
Corporate Bond (0.2%)
Secure International Finance Co., Inc.,
10.00%, 6/3/29 (a)		200	201

Honduras (0.6%)
Sovereign (0.6%)
Honduras Government International Bond,
8.63%, 11/27/34 (a)		200	198
8.63%, 11/27/34		456	453
			651
Hong Kong (0.8%)
Corporate Bonds (0.8%)
CAS Capital No. 1 Ltd.,
4.00%, 7/12/26 (g)		200	194
NWD Finance BVI Ltd.,
4.13%, 3/10/28 (g)		200	85
5.25%, 3/22/26 (g)		200	109
Yuexiu Co. Ltd. REIT MTN,
2.65%, 2/2/26		500	486
			874

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Hungary (2.1%)
Corporate Bonds (0.5%)
MBH Bank Nyrt,
5.25%, 1/29/30	EUR	230	$250
OTP Bank Nyrt,
8.75%, 5/15/33		$254	270
			520
Sovereign (1.6%)
Hungary Government International Bond,
5.50%, 3/26/36		700	671
6.25%, 9/22/32 (a)		500	516
6.25%, 9/22/32		600	619
			1,806
			2,326
India (1.1%)
Corporate Bonds (1.1%)
Piramal Finance Ltd.,
7.80%, 1/29/28		370	367
Vedanta Resources Finance II PLC,
9.85%, 4/24/33 (a)		200	200
10.25%, 6/3/28 (a)		280	289
11.25%, 12/3/31 (a)		280	296
			1,152
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28		105	103

Ivory Coast (1.7%)
Sovereign (1.7%)
Ivory Coast Government International Bond,
6.63%, 3/22/48	EUR	977	827
8.08%, 4/1/36 (h)		$1,124	1,077
			1,904
Jamaica (1.1%)
Corporate Bond (0.6%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.,
9.00% Cash, 1.50% PIK, 10.50%, 5/25/27 (d)		600	601

Senior Loan Interests (0.5%)
Digicel International Finance Ltd.,
2024 Term Loan,
3 Month SOFR + 7.50%, 11.79%, 5/25/27 (b)		583	574
			1,175
Kazakhstan (1.1%)
Corporate Bonds (1.1%)
ForteBank JSC,
7.75%, 2/4/30 (a)		690	684
Kaspi.KZ JSC,
6.25%, 3/26/30		550	545
			1,229
Kenya (0.7%)
Sovereign (0.7%)
Republic of Kenya Government International Bond,
8.25%, 2/28/48		257	204
9.50%, 3/5/36		650	597
			801
Kuwait (0.3%)
Sovereign (0.3%)
Kuwait International Government Bond,
3.50%, 3/20/27		300	294

Lebanon (1.4%)
Sovereign (1.4%)
Lebanon Government International Bond,
5.80%, 4/14/49 (e)(f)		113	18
6.00%, 1/27/23 (e)(f)		468	75
6.10%, 10/4/22 (e)(f)		1,339	216
6.15%, 6/19/49 (e)(f)		1,119	176
6.20%, 2/26/25 (e)(f)		28	5
6.25%, 5/27/22 - 6/12/25 (e)(f)		251	41
6.38%, 3/9/20 (e)(f)		519	82
6.40%, 5/26/23 (e)(f)		1,733	326
6.65%, 4/22/24 - 2/26/30 (e)(f)		272	44
6.75%, 11/29/27 (e)(f)		32	5
6.85%, 3/23/27 - 5/25/29 (e)(f)		1,623	261
7.00%, 3/20/28 - 3/23/32 (e)(f)		595	95
7.25%, 3/23/37 (e)(f)		106	17
8.25%, 4/12/21 (e)(f)		1,188	193
			1,554

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Malaysia (1.5%)
Corporate Bonds (1.5%)
Petronas Capital Ltd.,
2.48%, 1/28/32		$1,420	$1,215
4.55%, 4/21/50		490	417
			1,632
Mexico (5.0%)
Corporate Bonds (3.8%)
Banco Mercantil del Norte SA,
8.38%, 5/20/31 (a)(g)		530	526
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5.13%, 1/18/33		265	252
8.45%, 6/29/38		336	351
Cemex SAB de CV,
9.13%, 3/14/28 (g)		830	843
El Puerto de Liverpool SAB de CV,
6.66%, 1/22/37 (a)		550	559
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323,
11.00% Cash, 2.00% PIK, 13.00%, 9/12/30 (d)		539	560
Grupo Aeromexico SAB de CV,
8.63%, 11/15/31 (a)		538	519
Total Play Telecomunicaciones SA de CV,
10.50%, 12/31/28 (a)		640	594
			4,204
Sovereign (1.2%)
Petroleos Mexicanos,
6.75%, 9/21/47		453	310
6.84%, 1/23/30		1,069	981
			1,291
			5,495
Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
7.88%, 6/5/29		200	205

Montenegro (1.9%)
Sovereign (1.9%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	112	117
4.88%, 4/1/32 (h)		1,285	1,362
7.25%, 3/12/31		$551	566
			2,045
Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32		500	415
4.00%, 12/15/50 (a)		300	205
			620
Nicaragua (0.2%)
Corporate Bond (0.2%)
Polaris Renewable Energy, Inc.,
9.50%, 12/3/29		250	259

Nigeria (1.5%)
Corporate Bond (0.4%)
Access Bank PLC,
6.13%, 9/21/26		483	474

Sovereign (1.1%)
Nigeria Government International Bond,
7.70%, 2/23/38		400	324
10.38%, 12/9/34		820	825
			1,149
			1,623
Oman (2.2%)
Sovereign (2.2%)
Oman Government International Bond,
5.38%, 3/8/27		200	201
6.00%, 8/1/29		300	308
6.25%, 1/25/31		500	520
6.75%, 1/17/48		440	456
7.38%, 10/28/32		800	889
			2,374
Pakistan (0.6%)
Sovereign (0.6%)
Pakistan Government International Bond,
6.88%, 12/5/27		267	244
7.38%, 4/8/31		481	410
			654
Panama (0.2%)
Corporate Bond (0.2%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30		190	169

Paraguay (0.9%)
Corporate Bond (0.2%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		259	196

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Senior Loan Interests (0.7%)
Term Loan B,
3 Month SOFR + 5.50%, 9.79%, 12/8/26 (b)		$780	$787
			983
Peru (1.8%)
Corporate Bonds (1.1%)
Auna SA,
10.00%, 12/15/29 (a)		493	535
Camposol SA,
6.00%, 2/3/27		157	155
Peru LNG Srl,
5.38%, 3/22/30		194	180
Petroleos del Peru SA,
5.63%, 6/19/47		540	341
			1,211
Sovereign (0.7%)
Peruvian Government International Bond,
3.00%, 1/15/34		600	499
5.88%, 8/8/54		300	291
			790
			2,001
Philippines (2.2%)
Sovereign (2.2%)
Philippine Government International Bond,
4.75%, 3/5/35		900	875
5.00%, 7/17/33		1,000	993
5.50%, 1/17/48		520	511
			2,379
Serbia (0.5%)
Sovereign (0.5%)
Serbia International Bond,
2.05%, 9/23/36	EUR	270	214
2.13%, 12/1/30		$400	330
			544
Sri Lanka (3.3%)
Sovereign (3.3%)
Sri Lanka Government International Bond,
3.10%, 1/15/30 (a)(c)(e)(f)		534	474
3.35%, 3/15/33 (a)(c)(e)(f)		1,047	827
3.60%, 6/15/35 - 2/15/38 (a)(c)(e)(f)		2,179	1,644
4.00%, 4/15/28 (a)(e)(f)		669	630
			3,575
Suriname (3.1%)
Sovereign (3.1%)
Suriname Government International Bond,
4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (d)(e)(f)		302	288
4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (a)(d)(e)(f)		1,746	1,667
9.00%, 12/31/50 (b)(e)(f)		64	68
9.00%, 12/31/50 (a)(b)(e)(f)		1,303	1,383
			3,406
Tanzania, United Republic Of (4.1%)
Corporate Bond (0.2%)
HTA Group Ltd.,
2.88%, 3/18/27		200	187

Senior Loan Interests (3.9%)
HTA Group Ltd.,
2024 Term Loan Tranche A,
3 Month SOFR + 4.31%, 8.62%, 9/13/28 (b)		80	80
2024 Tranche C Term Loan,
3 Month SOFR + 4.31%, 8.62%, 9/13/28 (b)		500	500
Tanzania,
2024 Term Loan A2,
6 Month SOFR + 5.45%, 9.68%, 2/27/31 (b)		3,700	3,658
			4,238
			4,425
Togo (0.5%)
Corporate Bond (0.5%)
Ecobank Transnational, Inc.,
10.13%, 10/15/29 (a)		532	558

Trinidad And Tobago (0.5%)
Sovereign (0.5%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		350	323
5.95%, 1/14/31		200	196
			519
Tunisia (0.6%)
Sovereign (0.6%)
Tunisian Republic,
6.38%, 7/15/26	EUR	645	672

Turkey (3.7%)
Corporate Bonds (1.7%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		$457	446

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont’d)
Limak Yenilenebilir Enerji AS,
9.63%, 8/12/30 (a)	$353	$348
WE Soda Investments Holding PLC,
9.50%, 10/6/28	382	394
Zorlu Enerji Elektrik Uretim AS,
11.00%, 4/23/30	686	666
		1,854
Sovereign (2.0%)
Republic of Turkiye,
6.50%, 1/3/35	580	540
Turkiye Government International Bond,
4.88%, 4/16/43	280	196
5.25%, 3/13/30	380	354
5.75%, 5/11/47	290	217
6.13%, 10/24/28	500	495
7.63%, 5/15/34	400	404
		2,206
		4,060
Ukraine (2.1%)
Corporate Bond (0.2%)
Kernel Holding SA,
6.75%, 10/27/27	204	189

Sovereign (1.9%)
Ukraine Government International Bond,
1.75%, 2/1/29 - 2/1/36 (c)(e)(f)	1,979	1,094
3.00%, 2/1/30 - 2/1/36 (c)(e)(f)	1,849	991
		2,085
		2,274
United Arab Emirates (3.2%)
Corporate Bond (0.5%)
Ittihad International Ltd.,
9.75%, 11/9/28	520	542

Sovereign (2.7%)
Abu Dhabi Government International Bond,
3.13%, 4/16/30	850	806
3.88%, 4/16/50	1,370	1,070
5.00%, 4/30/34	1,040	1,068
		2,944
		3,486
Uruguay (1.8%)
Sovereign (1.8%)
Uruguay Government International Bond,
5.10%, 6/18/50	550	511
5.44%, 2/14/37	1,200	1,214
5.75%, 10/28/34	200	208
		1,933
Uzbekistan (2.1%)
Corporate Bonds (1.1%)
Jscb Agrobank,
9.25%, 10/2/29	750	782
Uzbek Industrial & Construction Bank ATB,
8.95%, 7/24/29	370	385
		1,167
Senior Loan Interests (0.3%)
Navoi Mining & Metallurgical Co.,
2024 Term Loan,
3 Month SOFR + 4.76%, 9.05%, 4/23/27 (b)	331	331

Sovereign (0.7%)
National Bank of Uzbekistan,
8.50%, 7/5/29	740	766
		2,264
Venezuela (2.8%)
Sovereign (2.8%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (e)(f)	1,728	239
5.50%, 4/12/37 (e)(f)	650	91
6.00%, 10/28/22 - 11/15/26 (e)(f)	5,948	826
8.50%, 10/27/20 (e)(f)	387	383
9.00%, 11/17/21 (e)(f)	732	112
9.75%, 5/17/35 (e)(f)	903	140
12.75%, 2/17/22 (e)(f)	469	75
Venezuela Government International Bond,
6.00%, 12/9/20 (e)(f)	524	81
7.00%, 12/1/18 - 3/31/38 (e)(f)	329	57
7.65%, 4/21/25 (e)(f)	754	135
7.75%, 10/13/19 (e)(f)	662	110
8.25%, 10/13/24 (e)(f)	644	116
9.00%, 5/7/23 (e)(f)	330	59
9.25%, 9/15/27 - 5/7/28 (e)(f)	1,811	371
9.38%, 1/13/34 (e)(f)	89	20
11.75%, 10/21/26 (e)(f)	292	62
11.95%, 8/5/31 (e)(f)	267	55
12.75%, 8/23/22 (e)(f)	614	124
		3,056

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond,
0.50%, 12/31/53 (e)(f)	$101	$62
5.75%, 6/30/33 (c)(e)(f)	151	132
		194
Total Fixed Income Securities (COST $108,384)		103,113

	No. of Warrants
Warrants (2.0%)
Ukraine (2.0%)
Ukraine Government International Bond expires 8/1/41 (e)(f)(i)	2,954,000	2,144

Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (i)(j)	3,750	23
Total Warrants (Cost $2,231)		2,167

Shares
Short-Term Investments (2.0%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (k) (Cost $1,938)	1,937,866	1,938

	Face Amount (000)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
4.31%, 5/6/25 (l) (Cost $239)	$240	239
Total Short-Term Investments (Cost $2,177)		2,177
Total Investments (98.8%) (Cost $112,792)(m)(n)		107,457
Other Assets in Excess of Liabilities (1.2%)		1,286
Net Assets (100.0%)		$108,743

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(e)	Issuer in bankruptcy.
(f)	Non-income producing security; bond in default.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.
(h)	When-issued security.
(i)	Non-income producing security.
(j)	Perpetual maturity date. Date disclosed is the last expiration date.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(l)	Rate shown is the yield to maturity at March 31, 2025.
(m)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(n)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,775,000 and the aggregate gross unrealized depreciation is approximately $9,184,000, resulting in net unrealized depreciation of approximately $5,409,000.
EUR	EURO
EURIBOR	Euro Interbank Offered Rate.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	EUR	2,450		$2,665	4/4/25	$15
Goldman Sachs International	EUR	208		$226	4/4/25	1
Goldman Sachs International	EUR	21		$23	4/4/25	— @
Goldman Sachs International	EUR	1,266		$1,368	4/4/25	(2)
Goldman Sachs International		$2,340	EUR	2,151	4/4/25	(13)
Goldman Sachs International		$76	EUR	70	4/4/25	(— @)
Goldman Sachs International		$557	EUR	512	4/4/25	(3)
Goldman Sachs International		$1,367	EUR	1,266	4/1/25	2
State Street Bank and Trust Co.	EUR	101		$108	4/4/25	(1)
State Street Bank and Trust Co.	EUR	563		$602	4/4/25	(6)
State Street Bank and Trust Co.	EUR	512		$548	4/4/25	(6)
State Street Bank and Trust Co.	EUR	877		$938	4/4/25	(10)
State Street Bank and Trust Co.	EUR	372		$398	4/4/25	(4)
State Street Bank and Trust Co.	EUR	990		$1,060	4/4/25	(11)
State Street Bank and Trust Co.	EUR	1,575		$1,686	4/4/25	(17)
State Street Bank and Trust Co.	EUR	645		$691	4/4/25	(7)
State Street Bank and Trust Co.	EUR	202		$217	4/4/25	(2)
State Street Bank and Trust Co.	EUR	1,343		$1,438	4/4/25	(15)
State Street Bank and Trust Co.	EUR	491		$526	4/4/25	(5)
State Street Bank and Trust Co.	EUR	70		$75	4/4/25	(1)
State Street Bank and Trust Co.	EUR	2,151		$2,303	4/4/25	(24)
State Street Bank and Trust Co.		$223	EUR	208	4/4/25	2
State Street Bank and Trust Co.		$23	EUR	21	4/4/25	— @
State Street Bank and Trust Co.		$1,183	EUR	1,105	4/4/25	12
State Street Bank and Trust Co.		$435	EUR	400	4/4/25	(2)
UBS AG		$95	EUR	87	4/4/25	(1)
						$(98)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	10	Jun-25		$2,000	$2,072	$4
U.S. Treasury 5 yr. Note (United States)	25	Jun-25		2,500	2,704	10
U.S. Treasury 10 yr. Ultra Note (United States)	76	Jun-25		7,600	8,674	35
U.S. Treasury Long Bond (United States)	35	Jun-25		3,500	4,105	(5)
U.S. Treasury Ultra Long Bond (United States)	98	Jun-25		9,800	11,980	(105)
Short:
German Euro-Bobl Index (Germany)	35	Jun-25	EUR	(3,500)	(4,458)	16
German Euro-Bund Index (Germany)	21	Jun-25		(2,100)	(2,925)	65
German Euro-Schatz Index (Germany)	20	Jun-25		(2,000)	(2,313)	1
U.S. Treasury 10 yr. Note (United States)	81	Jun-25		$(8,100)	(9,009)	(30)
						$(9)

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2025:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00%	Quarterly	12/20/28	$188	$(26)	$(55)	$29
Barclays Bank PLC Pan American Energy LLC	NR	Sell	1.00	Quarterly	12/20/25	240	1	(3)	$4
							$(25)	$(58)	$33

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	61.4%
Corporate Bonds	27.8
Senior Loan Interests	6.8
Other*	4.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $48,240,000 and net unrealized depreciation of approximately $9,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $98,000. Also does not include open swap agreements with net unrealized appreciation of approximately $33,000.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (99.5%)
Brazil (5.1%)
Itau Unibanco Holding SA (Preference)	304,077	$1,674
NU Holdings Ltd., Class A (a)	37,926	388
Raia Drogasil SA	371,541	1,240
Rede D’Or Sao Luiz SA	125,561	621
Vale SA	93,838	932
WEG SA	364,220	2,890
		7,745
Chile (0.7%)
Banco de Chile	8,467,906	1,120

China (26.0%)
Alibaba Group Holding Ltd. (b)	394,800	6,532
Bank of Jiangsu Co. Ltd., Class A	762,800	1,001
BYD Co. Ltd., H Shares (b)	69,500	3,519
China Construction Bank Corp., H Shares (b)	4,271,230	3,785
China Merchants Bank Co. Ltd., H Shares (b)	393,000	2,330
JD.com, Inc., Class A (b)	27,730	570
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	133,009	901
KE Holdings, Inc. ADR	22,755	457
Kweichow Moutai Co. Ltd., Class A	3,691	795
Meituan, Class B (a)(b)	66,480	1,338
NARI Technology Co. Ltd., Class A	324,300	980
NetEase, Inc. (b)	51,400	1,056
Ping An Insurance Group Co. of China Ltd., Class H (b)	128,500	767
Shenzhen Inovance Technology Co. Ltd., Class A	113,000	1,063
Tencent Holdings Ltd. (b)	149,200	9,533
Trip.com Group Ltd. ADR	37,485	2,383
Xiaomi Corp., Class B (a)(b)	152,000	962
Yum China Holdings, Inc.	25,541	1,330
		39,302
India (24.2%)
360 ONE WAM Ltd.	72,848	800
Axis Bank Ltd.	114,157	1,464
Bajaj Auto Ltd.	13,715	1,259
Bajaj Finance Ltd.	16,122	1,680
CG Power & Industrial Solutions Ltd.	69,553	517
Colgate-Palmolive India Ltd.	14,278	399
Grasim Industries Ltd.	42,719	1,301
HDFC Asset Management Co. Ltd.	27,674	1,295
HDFC Bank Ltd.	56,364	1,201
HDFC Bank Ltd. ADR	23,700	1,575
Hindalco Industries Ltd.	99,700	791
Hitachi Energy India Ltd.	8,200	1,206
ICICI Bank Ltd.	208,962	3,285
IDFC First Bank Ltd. (a)	1,977,999	1,266
Infosys Ltd. ADR (c)	115,285	2,104
Larsen & Toubro Ltd.	27,108	1,102
Macrotech Developers Ltd.	95,896	1,338
Mahindra & Mahindra Ltd.	69,494	2,157
MakeMyTrip Ltd. (a)	8,161	800
Max Healthcare Institute Ltd.	122,268	1,564
Pidilite Industries Ltd.	35,162	1,170
Reliance Industries Ltd.	213,170	3,169
Samvardhana Motherson International Ltd.	445,840	677
Shriram Finance Ltd.	117,565	898
Star Health & Allied Insurance Co. Ltd. (a)	73,277	305
State Bank of India	239,716	2,155
United Breweries Ltd.	49,453	1,154
		36,632
Indonesia (0.5%)
Cisarua Mountain Dairy Tbk. PT	2,595,600	712

Korea, Republic of (7.5%)
HYBE Co. Ltd. (a)	2,534	407
KB Financial Group, Inc.	21,895	1,187
Kia Corp.	13,365	845
KT&G Corp.	10,084	694
NAVER Corp.	5,597	732
Samsung Electronics Co. Ltd.	168,799	6,692
SK Hynix, Inc.	5,539	738
		11,295
Malaysia (1.4%)
CIMB Group Holdings Bhd.	708,000	1,122
Malayan Banking Bhd.	424,700	969
		2,091
Mexico (4.6%)
Gruma SAB de CV, Class B	81,148	1,459
Grupo Financiero Banorte SAB de CV Series O	290,303	2,013
Kimberly-Clark de Mexico SAB de CV, Class A	797,946	1,307
Qualitas Controladora SAB de CV	33,435	291
Wal-Mart de Mexico SAB de CV	668,565	1,848
		6,918
Poland (2.6%)
Allegro.eu SA (a)	223,058	1,809
Powszechny Zaklad Ubezpieczen SA	149,808	2,177
		3,986
Saudi Arabia (1.4%)
Alinma Bank	157,441	1,285
Bupa Arabia for Cooperative Insurance Co.	18,279	859
		2,144
South Africa (4.5%)
AVI Ltd.	245,725	1,191
Capitec Bank Holdings Ltd.	13,964	2,375
Clicks Group Ltd.	58,277	1,079
Standard Bank Group Ltd.	162,655	2,125
		6,770

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Taiwan (19.0%)
Advantech Co. Ltd.	62,000	$708
Airtac International Group	27,901	709
Alchip Technologies Ltd.	19,000	1,602
ASE Technology Holding Co. Ltd.	250,000	1,099
Chailease Holding Co. Ltd.	209,000	739
Delta Electronics, Inc.	78,000	863
Fubon Financial Holding Co. Ltd.	352,600	917
Hon Hai Precision Industry Co. Ltd.	467,000	2,106
MediaTek, Inc.	18,000	776
Taiwan Semiconductor Manufacturing Co. Ltd.	610,000	17,180
Unimicron Technology Corp.	265,000	755
Wiwynn Corp.	25,242	1,278
		28,732
United Arab Emirates (0.5%)
Americana Restaurants International PLC - Foreign Co.	1,195,568	712

United Kingdom (1.0%)
Antofagasta PLC	70,877	1,543

United States (0.5%)
MercadoLibre, Inc. (a)	410	800
Total Common Stocks (Cost $114,044)		150,502

Short-Term Investments (3.2%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (d) (Cost $2,921)	2,921,142	2,921

Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (d)	1,976,437	1,976
Total Short-Term Investments (Cost $4,897)		4,897
Total Investments (102.7%) (Cost $118,941) including $1,924 of Securities Loaned (e)(f)(g)		155,399
Liabilities in Excess of Other Assets (–2.7%)		(4,092)
Net Assets (100.0%)		$151,307

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were approximately $1,924,000 and $1,976,000, respectively. The Fund received cash collateral of approximately $1,976,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(f)	The approximate fair value and percentage of net assets, $126,391,000 and 83.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $43,195,000 and the aggregate gross unrealized depreciation is approximately $6,737,000, resulting in net unrealized appreciation of approximately $36,458,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.6%
Banks	21.1
Semiconductors & Semiconductor Equipment	13.9
Interactive Media & Services	6.7
Broadline Retail	6.3
Tech Hardware, Storage & Peripherals	6.3
Automobiles	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (39.0%)
Agency Fixed Rate Mortgages (4.4%)
United States (4.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 6/1/52		$582	$464
3.00%, 11/1/52		93	81
4.50%, 1/1/49		11	11
Gold Pools:
3.50%, 2/1/45 - 6/1/45		145	134
4.50%, 1/1/49		8	7
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/55 (a)		460	383
3.00%, 4/1/55 (a)		60	52
4.50%, 4/1/55 (a)		60	57
5.00%, 4/1/55 (a)		230	225
5.50%, 4/1/55 (a)		680	679
6.00%, 4/1/55 (a)		220	223
Conventional Pools:
2.50%, 10/1/51		271	225
3.00%, 4/1/52		359	312
3.50%, 1/1/51		368	336
4.00%, 11/1/41 - 1/1/46		146	138
4.50%, 3/1/41 - 11/1/44		54	53
5.00%, 1/1/41 - 3/1/41		21	22
6.00%, 1/1/38		4	4
6.50%, 10/1/53		19	20
June TBA:
4.00%, 6/1/52 (a)		30	28
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		7	7
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,611)			3,464

Asset-Backed Securities (0.8%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%, 5.62%, 7/24/54 (b)	EUR	51	56

United States (0.7%)
Cloud Capital Holdco LP, Class A2
5.78%, 11/22/49 (c)		$150	151
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 5.19%, 12/25/32 (b)		70	66
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (c)		100	99
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 3.22%, 7/25/39 (b)	EUR	47	49
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 6.07%, 10/17/41 (b)(c)		$200	201
			566
Total Asset-Backed Securities (Cost $613)			622

Commercial Mortgage-Backed Securities (0.7%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 3.73%, 4/22/33 (b)	EUR	15	16

United States (0.7%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 6.67%, 8/15/39 (b)(c)		$200	201
BPR Trust,
1 Month Term SOFR + 1.90%, 6.22%, 4/15/37 (b)(c)		100	100
1 Month Term SOFR + 3.00%, 7.32%, 5/15/39 (b)(c)		100	100
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 5.94%, 6/15/39 (b)(c)		100	100
			501
Total Commercial Mortgage-Backed Securities (Cost $518)			517

Corporate Bonds (9.5%)
Australia (0.5%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	179
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	100	108
Westpac Banking Corp.,
2.67%, 11/15/35		$125	108
			395
Brazil (0.3%)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
2.50%, 1/15/27		225	217

Canada (0.6%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		50	50
Province of Ontario Canada,
4.10%, 3/4/33	CAD	190	139
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	194
Rogers Communications, Inc.,
3.80%, 3/15/32		$100	91
			474

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
France (0.9%)
AXA SA,
3.25%, 5/28/49	EUR	100	$107
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	126
BNP Paribas SA,
1.13%, 6/11/26	EUR	225	239
BPCE SA,
5.75%, 6/1/33		100	115
Orange SA,
5.00%, 10/1/26 (e)		100	111
			698
Germany (0.7%)
Allianz SE,
5.82%, 7/25/53		100	120
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		180	174
RWE AG,
3.63%, 1/10/32		30	33
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		200	212
			539
Italy (0.2%)
Generali,
5.50%, 10/27/47		100	114

Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34		100	106

Korea, Republic of (0.3%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		$200	194

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	100	104

Netherlands (0.1%)
Alliander NV,
4.50%, 3/27/32 (e)		100	109

Spain (0.3%)
Banco Santander SA,
5.18%, 11/19/25		$200	200

Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	100	99

United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		$225	190

United Kingdom (0.8%)
BAT Capital Corp.,
3.56%, 8/15/27		58	56
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	127
2.87%, 11/22/32		$200	174
Lloyds Banking Group PLC,
2.00%, 4/12/28	GBP	100	122
NGG Finance PLC,
5.63%, 6/18/73		100	129
			608
United States (4.3%)
Air Lease Corp.,
3.13%, 12/1/30		$75	68
Aon North America, Inc.,
5.45%, 3/1/34		100	102
AT&T, Inc.,
2.90%, 12/4/26	GBP	100	125
3.65%, 6/1/51		$75	53
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		75	76
Boeing Co.,
5.81%, 5/1/50		50	48
6.26%, 5/1/27		25	26
6.30%, 5/1/29		25	26
Bristol-Myers Squibb Co.,
5.65%, 2/22/64		25	25
Charles Schwab Corp.,
5.85%, 5/19/34		65	68
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		25	17
4.80%, 3/1/50		100	75
Citigroup, Inc.,
3.79%, 3/17/33		275	252
Comcast Corp.,
3.25%, 9/26/32	EUR	100	106
Diamondback Energy, Inc.,
3.13%, 3/24/31		$50	45
Energy Transfer LP,
2.90%, 5/15/25		150	150

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont’d)
Enterprise Products Operating LLC,
3.95%, 1/31/60		$50	$37
4.95%, 2/15/35		25	25
Foundry JV Holdco LLC,
5.50%, 1/25/31 (c)		200	203
Global Payments, Inc.,
4.45%, 6/1/28		100	99
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	90	81
5.85%, 4/25/35		$100	103
JPMorgan Chase & Co.,
6.25%, 10/23/34		175	188
Las Vegas Sands Corp.,
5.90%, 6/1/27		50	51
6.00%, 8/15/29		35	36
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	95
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		$150	138
Nuveen LLC,
5.85%, 4/15/34 (c)		25	26
ONEOK, Inc.,
5.05%, 11/1/34		75	72
6.05%, 9/1/33		25	26
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		25	23
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		125	138
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	104
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		100	94
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48		$125	106
U.S. Bancorp,
5.68%, 1/23/35		50	51
5.84%, 6/12/34		75	77
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	93
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	100	113
2.55%, 3/21/31		$50	44
Vontier Corp.,
2.40%, 4/1/28		50	46
Warnermedia Holdings, Inc.,
5.14%, 3/15/52		25	18
			3,349
Total Corporate Bonds (Cost $7,696)			7,396

Mortgages - Other (1.8%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 6.77%, 4/17/44 (b)	GBP	46	57

United States (1.7%)
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		$84	71
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		173	172
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57		72	63
3.00%, 7/25/58		76	66
3.00%, 10/25/58		12	10
4.00%, 10/25/58		11	10
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		15	13
3.00%, 7/25/46		7	6
3.00%, 12/25/46		27	23
3.00%, 5/25/47		33	28
3.50%, 5/25/45		6	5
3.50%, 9/25/45		15	14
3.50%, 7/25/46		9	8
4.00%, 5/25/45		2	2
GCAT Trust, Class 2A2
6.50%, 1/25/54 (b)(c)		106	108
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		79	64
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		146	124
3.00%, 9/25/52 (b)(c)		158	135
3.25%, 7/25/52 (b)(c)		78	68
MFA Trust,
5.27%, 8/25/69 (c)		132	132
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (c)		121	122
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		78	64
			1,308
Total Mortgages - Other (Cost $1,482)			1,365

Sovereign (18.2%)
Australia (0.6%)
Australia Government Bond,
1.25%, 5/21/32	AUD	220	113
Treasury Corp. of Victoria,
2.00%, 9/17/35		350	162
2.25%, 9/15/33		389	198
			473

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	70	$67

Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		30	30
1.70%, 6/22/50		90	63
3.45%, 6/22/43		90	94
			187
Canada (1.2%)
Canadian Government Bond,
2.00%, 12/1/51	CAD	20	11
3.25%, 12/1/33		950	677
Province of Alberta Canada,
3.38%, 4/2/35 (f)	EUR	100	109
Province of British Columbia,
4.75%, 6/12/34		$150	151
			948
Chile (0.3%)
Chile Government International Bond,
3.75%, 1/14/32	EUR	100	108
3.88%, 7/9/31		100	109
			217
China (3.4%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	106
China Development Bank,
3.34%, 7/14/25		620	86
China Government Bond,
2.37%, 1/20/27		1,450	203
2.40%, 7/15/28		1,000	141
2.69%, 8/15/32		1,700	249
2.80%, 11/15/32		2,970	438
3.12%, 10/25/52		400	66
3.13%, 11/21/29		4,360	642
3.27%, 11/19/30		2,140	321
3.52%, 4/25/46		240	41
3.53%, 10/18/51		200	35
3.81%, 9/14/50		300	55
3.86%, 7/22/49		1,270	233
			2,616
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	268,000	52

Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,200	45

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	88

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	60	64

Finland (0.2%)
Finland Government Bond,
1.13%, 4/15/34		70	64
3.00%, 9/15/34		60	65
			129
France (1.0%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	91
French Republic Government Bond OAT,
0.00%, 11/25/29		640	612
SNCF Reseau,
1.88%, 3/30/34		100	94
			797
Germany (0.9%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		280	282
2.20%, 2/15/34		40	42
2.50%, 8/15/54		150	144
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		260	234
			702
Greece (0.0%)‡
Hellenic Republic Government Bond,
4.38%, 7/18/38		30	34

Hungary (0.0%)‡
Hungary Government Bond,
3.00%, 8/21/30	HUF	8,480	19

Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	1,675,000	109

Ireland (0.1%)
Ireland Government Bond,
2.60%, 10/18/34	EUR	70	73

Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		50	50
2.50%, 12/1/32		90	91
3.85%, 7/1/34		190	208
4.00%, 11/15/30		230	260
4.45%, 9/1/43		68	75
4.50%, 10/1/53		100	108
			792

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Japan (2.1%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	7,400	$47
0.90%, 9/20/34		70,850	450
1.10%, 6/20/34		18,450	120
Japan Government Thirty Year Bond,
0.30%, 6/20/46		34,300	153
0.40%, 9/20/49		39,400	167
0.70%, 12/20/51		73,350	323
Japan Government Twenty Year Bond,
0.40%, 6/20/41		69,550	360
			1,620
Korea, Republic of (0.5%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	194
Korea Development Bank,
0.80%, 7/19/26		200	191
			385
Lithuania (0.1%)
Republic of Lithuania,
3.50%, 7/3/31	EUR	40	44

Malaysia (0.3%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	430	96
3.89%, 8/15/29		440	101
			197
Mexico (0.3%)
Mexican Bonos,
7.50%, 6/3/27	MXN	1,700	81
7.75%, 11/23/34		3,000	132
8.50%, 5/31/29		800	39
			252
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	180	171
2.75%, 1/15/47		20	20
			191
New Zealand (0.2%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	40	22
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	270	170
			192
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	160	15

Poland (0.2%)
Bank Gospodarstwa Krajowego,
3.25%, 3/18/30	EUR	100	108
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	200	41
			149
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	30	30

Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (c)		160	171

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	130	97

Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	130	137

Slovenia (0.3%)
Slovenia Government International Bond,
5.00%, 9/19/33 (c)		$200	201

South Africa (1.1%)
Republic of South Africa Government Bond,
8.88%, 2/28/35	ZAR	18,067	882

Spain (1.0%)
Spain Government Bond,
0.00%, 1/31/28	EUR	50	51
2.70%, 10/31/48		40	35
3.45%, 10/31/34		410	448
3.50%, 5/31/29		170	191
4.00%, 10/31/54		20	21
			746
Sweden (0.1
Sweden Government Bond,
2.25%, 5/11/35	SEK	380	37

Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	110	121

Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	1,240	35
2.00%, 12/17/31		3,660	109
			144
United Kingdom (1.4%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	330	157
0.88%, 7/31/33		260	252

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont’d)
3.50%, 10/22/25 - 1/22/45	GBP	480	$593
4.25%, 7/31/34		90	113
			1,115
Total Sovereign (Cost $15,118)			14,138

Supranational (0.7%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	60	30
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		$160	164
MTN
5.30%, 2/19/29	AUD	160	101
European Financial Stability Facility,
3.00%, 9/4/34	EUR	110	118
European Investment Bank,
0.00%, 1/14/31		140	130
Total Supranational (Cost $540)			543

U.S. Treasury Securities (2.9%)
United States (2.9%)
U.S. Treasury Bonds, 1.13%, 5/15/40		$710	450
U.S. Treasury Notes,
1.13%, 10/31/26		720	689
1.50%, 2/15/30		30	27
1.88%, 2/15/32		60	52
3.38%, 5/15/33		690	654
4.13%, 9/30/27		420	422
Total U.S. Treasury Securities (Cost $2,430)			2,294
Total Fixed Income Securities (Cost $32,008)			30,339

	Shares
Common Stocks (47.3%)
Australia (0.7%)
ANZ Group Holdings Ltd.	1,475	27
APA Group	677	3
Aristocrat Leisure Ltd.	289	12
ASX Ltd.	97	4
BHP Group Ltd.	2,508	61
BlueScope Steel Ltd.	219	3
Brambles Ltd.	697	9
CAR Group Ltd.	192	4
Cochlear Ltd.	32	5
Coles Group Ltd.	678	8
Commonwealth Bank of Australia	831	79
Computershare Ltd.	263	6
CSL Ltd.	244	38
Endeavour Group Ltd.	19	—	@
Fortescue Ltd.	840	8
Goodman Group REIT	1,048	19
GPT Group REIT	969	3
Insurance Australia Group Ltd.	1,182	6
James Hardie Industries PLC (g)	209	5
Lottery Corp. Ltd.	1,120	3
Macquarie Group Ltd.	182	23
Medibank Pvt Ltd.	1,362	4
National Australia Bank Ltd.	1,519	33
Northern Star Resources Ltd.	563	6
Origin Energy Ltd.	900	6
Pro Medicus Ltd.	31	4
Qantas Airways Ltd.	374	2
QBE Insurance Group Ltd.	747	10
Ramsay Health Care Ltd.	2	—	@
REA Group Ltd.	27	4
Reece Ltd.	118	1
Rio Tinto Ltd.	184	13
Santos Ltd.	1,601	7
Scentre Group REIT	2,617	6
SGH Ltd.	103	3
Sonic Healthcare Ltd.	228	4
South32 Ltd.	2,266	5
Stockland REIT	1,195	4
Suncorp Group Ltd.	536	6
Telstra Group Ltd.	2,226	6
Transurban Group (Units)	1,545	13
Treasury Wine Estates Ltd.	407	2
Vicinity Ltd. REIT	1,945	3
Washington H Soul Pattinson & Co. Ltd.	121	3
Wesfarmers Ltd.	562	25
Westpac Banking Corp.	1,691	34
WiseTech Global Ltd.	93	5
Woodside Energy Group Ltd.	927	13
Woolworths Group Ltd.	620	12
Xero Ltd. (g)	72	7
		567
Austria (0.1%)
Erste Group Bank AG	726	50
OMV AG	100	5
Verbund AG	49	4
		59
Belgium (0.2%)
Ageas SA	93	6
Anheuser-Busch InBev SA	561	35
Argenx SE (g)	38	22
D’ieteren Group	13	2
Elia Group SA	1	—	@
Groupe Bruxelles Lambert NV	51	4
KBC Group NV	516	47
Sofina SA	9	2

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Belgium (cont’d)
Syensqo SA	46	$3
UCB SA	82	15
		136
Canada (1.6%)
Agnico Eagle Mines Ltd.	294	32
Air Canada (g)	103	1
Alimentation Couche-Tard, Inc.	445	22
AltaGas Ltd.	182	5
ARC Resources Ltd.	343	7
Bank of Montreal	466	44
Bank of Nova Scotia	794	38
Barrick Gold Corp. (LSE)	1,022	20
BCE, Inc.	47	1
Brookfield Asset Management Ltd., Class A	212	10
Brookfield Corp.	829	43
Brookfield Renewable Corp.	84	2
CAE, Inc. (g)	191	5
Cameco Corp.	257	11
Canadian Imperial Bank of Commerce	608	34
Canadian National Railway Co.	318	31
Canadian Natural Resources Ltd.	1,251	38
Canadian Pacific Kansas City Ltd.	557	39
Canadian Tire Corp. Ltd., Class A	30	3
Canadian Utilities Ltd., Class A	82	2
CCL Industries, Inc., Class B	89	4
Celestica, Inc. (g)	69	5
Cenovus Energy, Inc.	816	11
CGI, Inc.	121	12
Constellation Software, Inc.	12	38
Descartes Systems Group, Inc. (g)	51	5
Dollarama, Inc.	160	17
Element Fleet Management Corp.	240	5
Emera, Inc.	179	8
Empire Co. Ltd., Class A	78	3
Enbridge, Inc.	1,269	56
Fairfax Financial Holdings Ltd.	12	17
First Quantum Minerals Ltd. (g)	433	6
FirstService Corp.	24	4
Fortis, Inc.	302	14
Franco-Nevada Corp.	113	18
George Weston Ltd.	35	6
GFL Environmental, Inc.	136	7
Gildan Activewear, Inc.	80	4
Great-West Lifeco, Inc.	163	6
Hydro One Ltd.	203	7
iA Financial Corp., Inc.	55	5
IGM Financial, Inc.	49	1
Imperial Oil Ltd.	106	8
Intact Financial Corp.	104	21
Ivanhoe Mines Ltd., Class A (g)	462	4
Keyera Corp.	136	4
Kinross Gold Corp.	714	9
Loblaw Cos. Ltd.	89	12
Lundin Mining Corp.	446	4
Magna International, Inc.	162	5
Manulife Financial Corp.	1,021	32
Metro, Inc.	125	9
National Bank of Canada	250	21
Nutrien Ltd.	291	14
Onex Corp.	37	2
Open Text Corp.	160	4
Pan American Silver Corp.	215	6
Pembina Pipeline Corp.	339	14
Power Corp. of Canada	329	12
Quebecor, Inc., Class B	100	2
RB Global, Inc.	110	11
Restaurant Brands International, Inc.	188	13
Rogers Communications, Inc., Class B	231	6
Royal Bank of Canada	904	102
Saputo, Inc.	154	3
Shopify, Inc., Class A (g)	750	71
Stantec, Inc.	68	6
Sun Life Financial, Inc.	339	19
Suncor Energy, Inc.	742	29
TC Energy Corp.	611	29
Teck Resources Ltd., Class B	288	10
TELUS Corp.	316	5
TFI International, Inc.	50	4
Thomson Reuters Corp.	93	16
TMX Group Ltd.	161	6
Toromont Industries Ltd.	48	4
Toronto-Dominion Bank	1,115	67
Tourmaline Oil Corp.	209	10
West Fraser Timber Co. Ltd.	33	3
Wheaton Precious Metals Corp.	264	20
WSP Global, Inc.	78	13
		1,277
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (g)(h)	18,000	—

Denmark (0.3%)
AP Moller - Maersk AS Series B	5	8
Carlsberg AS Series B	59	7
Coloplast AS Series B	79	8
Danske Bank AS	449	15
Demant AS (g)	55	2
DSV AS	127	25
Genmab AS (g)	37	7
Novo Nordisk AS, Class B	2,032	139
Novozymes AS Series B	216	13
Orsted AS (g)	109	5
Pandora AS	50	8
Rockwool AS, Class B	6	2

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Denmark (cont’d)
Tryg AS	205	$5
Vestas Wind Systems AS (g)	628	9
Zealand Pharma AS (g)	40	3
		256
Finland (0.2%)
Elisa OYJ	95	5
Fortum OYJ	288	5
Kesko OYJ, Class B	172	4
Kone OYJ, Class B	212	12
Metso OYJ	390	4
Neste OYJ	271	2
Nokia OYJ	3,293	17
Nordea Bank Abp	6,755	86
Orion OYJ, Class B	70	4
Sampo OYJ, Class A	1,496	14
Stora Enso OYJ, Class R	360	3
UPM-Kymmene OYJ	332	9
Wartsila OYJ Abp	328	6
		171
France (1.7%)
Accor SA	110	5
Aeroports de Paris SA	20	2
Air Liquide SA	331	63
Airbus SE	342	60
Alstom SA (g)	206	5
Amundi SA	35	3
ArcelorMittal SA	271	8
Arkema SA	33	3
AXA SA	1,003	43
BioMerieux	24	3
BNP Paribas SA	2,153	180
Bollore SE	401	2
Bouygues SA	107	4
Bureau Veritas SA	182	6
Capgemini SE	88	13
Carrefour SA	316	5
Cie de Saint-Gobain SA	255	25
Cie Generale des Etablissements Michelin SCA	401	14
Covivio SA REIT	32	2
Credit Agricole SA	2,209	40
Danone SA	377	29
Dassault Aviation SA	11	4
Dassault Systemes SE	387	15
Edenred SE	138	4
Eiffage SA	39	5
Engie SA	1,084	21
EssilorLuxottica SA	174	50
Eurazeo SE	24	2
Eurofins Scientific SE	79	4
Euronext NV	44	6
FDJ UNITED	58	2
Gecina SA REIT	26	2
Getlink SE	171	3
Hermes International SCA	18	47
Ipsen SA	22	3
Kering SA	42	9
Klepierre SA REIT	120	4
Legrand SA	151	16
L’Oreal SA	140	52
LVMH Moet Hennessy Louis Vuitton SE	157	97
Orange SA	1,158	15
Pernod Ricard SA	119	12
Publicis Groupe SA	131	12
Renault SA	110	6
Rexel SA	128	3
Safran SA	207	55
Sanofi SA	671	74
Sartorius Stedim Biotech	17	3
Schneider Electric SE	316	73
Societe Generale SA	1,514	68
Sodexo SA	51	3
STMicroelectronics NV	394	9
Teleperformance SE	31	3
Thales SA	52	14
TotalEnergies SE	1,195	77
Unibail-Rodamco-Westfield REIT	68	6
Veolia Environnement SA	420	14
Vinci SA	281	35
		1,343
Germany (1.6%)
adidas AG	106	25
Allianz SE (Registered)	234	90
BASF SE	550	28
Bayer AG (Registered)	620	15
Bayerische Motoren Werke AG	177	14
Bayerische Motoren Werke AG (Preference)	34	3
Beiersdorf AG	61	8
Brenntag SE	75	5
Commerzbank AG	2,157	49
Continental AG	68	5
Covestro AG (g)	109	7
CTS Eventim AG & Co. KGaA	38	4
Daimler Truck Holding AG	289	12
Delivery Hero SE (g)	115	3
Deutsche Bank AG (Registered)	1,130	27
Deutsche Boerse AG	115	34
Deutsche Lufthansa AG (Registered)	368	3
Deutsche Post AG (Registered)	593	25
Deutsche Telekom AG (Registered)	2,309	85
Dr Ing hc F Porsche AG (Preference)	70	4
E.ON SE	1,426	22
Evonik Industries AG	158	3

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont’d)
Fresenius Medical Care AG	126	$6
Fresenius SE & Co. KGaA (g)	258	11
GEA Group AG	95	6
Hannover Rueck SE (Registered)	36	11
Heidelberg Materials AG	85	15
Henkel AG & Co. KGaA	64	5
Henkel AG & Co. KGaA (Preference)	105	8
Infineon Technologies AG	817	27
Knorr-Bremse AG	45	4
LEG Immobilien SE	45	3
Linde PLC	247	115
Mercedes-Benz Group AG (Registered)	444	26
Merck KGaA	82	11
MTU Aero Engines AG	33	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	81	51
Nemetschek SE	36	4
Porsche Automobil Holding SE (Preference)	93	3
Puma SE	65	2
Qiagen NV (g)	133	5
Rational AG	3	2
Rheinmetall AG	26	37
RWE AG	398	14
SAP SE	657	176
Sartorius AG (Preference)	16	4
Scout24 SE	46	5
Siemens AG (Registered)	474	109
Siemens Energy AG (g)	394	23
Siemens Healthineers AG	177	10
Symrise AG	82	8
Talanx AG	39	4
Volkswagen AG (Preference)	125	13
Vonovia SE	445	12
Zalando SE (g)	136	5
		1,217
Hong Kong (0.1%)
AIA Group Ltd.	1,740	13
BOC Hong Kong Holdings Ltd.	751	3
CK Asset Holdings Ltd.	320	1
CK Hutchison Holdings Ltd.	435	2
CK Infrastructure Holdings Ltd.	124	1
CLP Holdings Ltd.	316	2
Futu Holdings Ltd. ADR	9	1
Galaxy Entertainment Group Ltd.	358	1
Hang Seng Bank Ltd.	157	2
Henderson Land Development Co. Ltd.	238	1
HKT Trust & HKT Ltd.	824	1
Hong Kong & China Gas Co. Ltd.	2,155	2
Hong Kong Exchanges & Clearing Ltd.	195	9
Hongkong Land Holdings Ltd.	180	1
Jardine Matheson Holdings Ltd.	26	1
Link REIT	428	2
MTR Corp. Ltd.	256	1
Power Assets Holdings Ltd.	272	2
Sands China Ltd. (g)	405	1
Sino Land Co. Ltd.	659	1
SITC International Holdings Co. Ltd.	216	—	@
Sun Hung Kai Properties Ltd.	239	2
Swire Pacific Ltd., Class A	67	1
Techtronic Industries Co. Ltd.	225	3
WH Group Ltd.	1,462	1
Wharf Holdings Ltd.	173	—	@
Wharf Real Estate Investment Co. Ltd.	275	1
		56
Ireland (0.1%)
AIB Group PLC	3,541	23
Bank of Ireland Group PLC	2,121	25
Kerry Group PLC, Class A	85	9
Kingspan Group PLC	89	7
		64
Israel (0.1%)
Azrieli Group Ltd.	27	2
Bank Hapoalim BM	850	11
Bank Leumi Le-Israel BM	1,014	14
Check Point Software Technologies Ltd. (g)	55	13
CyberArk Software Ltd. (g)	30	10
Elbit Systems Ltd.	17	6
Global-e Online Ltd. (g)	64	2
ICL Group Ltd.	486	3
Israel Discount Bank Ltd., Class A	831	6
Mizrahi Tefahot Bank Ltd.	105	5
Monday.com Ltd. (g)	24	6
Nice Ltd. (g)	39	6
Nova Ltd. (g)	18	3
Teva Pharmaceutical Industries Ltd. ADR (g)	726	11
Wix.com Ltd. (g)	34	6
		104
Italy (0.6%)
Amplifon SpA	30	1
Banco BPM SpA	2,117	22
BPER Banca SpA	270	2
Davide Campari-Milano NV	147	1
DiaSorin SpA	5	—	@
Enel SpA	2,046	17
Eni SpA	469	7
Ferrari NV	29	12
FinecoBank Banca Fineco SpA	1,056	21
Generali	210	7
Infrastrutture Wireless Italiane SpA	91	1
Intesa Sanpaolo SpA	26,609	137
Leonardo SpA	89	4
Mediobanca Banca di Credito Finanziario SpA	938	18

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont’d)
Moncler SpA	53	$3
Nexi SpA (g)	110	1
Poste Italiane SpA	102	2
Prysmian SpA	66	4
Recordati Industria Chimica e Farmaceutica SpA	27	1
Snam SpA	511	3
Stellantis NV	449	5
Telecom Italia SpA (Milano) (g)	2,734	1
Tenaris SA	91	2
Terna - Rete Elettrica Nazionale	355	3
UniCredit SpA	2,703	152
Unipol Assicurazioni SpA	80	1
		428
Japan (0.0%)‡
Aeon Co. Ltd.	8	—	@
Ajinomoto Co., Inc.	12	—	@
Asahi Group Holdings Ltd.	18	—	@
Astellas Pharma, Inc.	13	—	@
Chiba Bank Ltd.	27	—	@
Chubu Electric Power Co., Inc.	19	—	@
Chugai Pharmaceutical Co. Ltd.	5	—	@
Concordia Financial Group Ltd.	50	1
Daiichi Sankyo Co. Ltd.	12	—	@
Eisai Co. Ltd.	2	—	@
Hoya Corp.	2	—	@
Japan Post Bank Co. Ltd.	69	1
Kansai Electric Power Co., Inc.	28	1
Kao Corp.	6	—	@
KDDI Corp.	164	3
Kikkoman Corp.	8	—	@
Kirin Holdings Co. Ltd.	10	—	@
Kobe Bussan Co. Ltd.	2	—	@
Kyowa Kirin Co. Ltd.	2	—
M3, Inc.	3	—	@
MatsukiyoCocokara & Co.	4	—	@
MEIJI Holdings Co. Ltd.	3	—	@
Mizuho Financial Group, Inc.	116	3
Nippon Telegraph & Telephone Corp.	1,598	2
Nissin Foods Holdings Co. Ltd.	2	—	@
Olympus Corp.	8	—	@
Ono Pharmaceutical Co. Ltd.	3	—	@
Osaka Gas Co. Ltd.	11	—	@
Otsuka Holdings Co. Ltd.	3	—	@
Resona Holdings, Inc.	100	1
Seven & i Holdings Co. Ltd.	28	1
Shionogi & Co. Ltd.	5	—	@
Shiseido Co. Ltd.	5	—	@
Shizuoka Financial Group, Inc.	21	—	@
SoftBank Corp.	1,530	2
SoftBank Group Corp.	51	3
Sumitomo Mitsui Financial Group, Inc.	179	5
Sumitomo Mitsui Trust Group, Inc.	31	1
Suntory Beverage & Food Ltd.	2	—	@
Sysmex Corp.	4	—	@
Takeda Pharmaceutical Co. Ltd.	11	1
Terumo Corp.	9	—	@
Tokyo Electric Power Co. Holdings, Inc. (g)	46	—	@
Tokyo Gas Co. Ltd.	10	—	@
Unicharm Corp.	14	—	@
Yakult Honsha Co. Ltd.	3	—	@
		25
Netherlands (0.8%)
ABN AMRO Bank NV CVA	989	21
Adyen NV (g)	14	21
Aegon Ltd.	796	5
AerCap Holdings NV	117	12
Akzo Nobel NV	105	6
ASM International NV	29	13
ASML Holding NV	245	162
ASR Nederland NV	95	5
Basic-Fit NV (g)	788	16
BE Semiconductor Industries NV	51	5
Coca-Cola Europacific Partners PLC	129	11
CVC Capital Partners PLC (g)	130	3
DSM-Firmenich AG	115	11
EXOR NV	61	6
Heineken Holding NV	79	6
Heineken NV	175	14
IMCD NV	36	5
ING Groep NV	7,337	144
InPost SA (g)	138	2
JDE Peet’s NV	105	2
Koninklijke Ahold Delhaize NV	570	21
Koninklijke KPN NV	2,552	11
Koninklijke Philips NV	494	13
NN Group NV	161	9
Prosus NV (g)	830	39
Randstad NV	65	3
Universal Music Group NV	503	14
Wolters Kluwer NV	145	23
		603
New Zealand (0.0%)‡
Auckland International Airport Ltd.	1,263	6
Contact Energy Ltd.	598	3
Fisher & Paykel Healthcare Corp. Ltd.	450	9
Infratil Ltd.	709	4
Mercury NZ Ltd.	21	—	@
Meridian Energy Ltd.	1,004	3
		25
Norway (0.1%)
Aker BP ASA	197	5

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Norway (cont’d)
DNB Bank ASA	610	$16
Equinor ASA	529	14
Gjensidige Forsikring ASA	126	3
Kongsberg Gruppen ASA	56	8
Mowi ASA	309	6
Norsk Hydro ASA	916	5
Orkla ASA	460	5
Salmar ASA	43	2
Telenor ASA	424	6
Yara International ASA	106	3
		73
Portugal (0.0%)‡
EDP - Energias de Portugal SA	2,002	7
EDP Renovaveis SA	198	2
Galp Energia SGPS SA	252	4
Jeronimo Martins SGPS SA	179	4
		17
Singapore (0.2%)
CapitaLand Ascendas REIT	2,017	4
CapitaLand Integrated Commercial Trust REIT	3,163	5
CapitaLand Investment Ltd.	1,253	2
DBS Group Holdings Ltd.	1,166	40
Genting Singapore Ltd.	3,282	2
Grab Holdings Ltd., Class A (g)	1,238	6
Keppel Ltd.	783	4
Oversea-Chinese Banking Corp. Ltd.	1,975	25
Sea Ltd. ADR (g)	190	25
Sembcorp Industries Ltd.	510	2
Singapore Airlines Ltd.	808	4
Singapore Exchange Ltd.	459	5
Singapore Technologies Engineering Ltd.	834	4
Singapore Telecommunications Ltd.	4,393	11
United Overseas Bank Ltd.	735	21
Wilmar International Ltd.	1,059	3
Yangzijiang Shipbuilding Holdings Ltd.	1,404	2
		165
South Africa (0.9%)
Absa Group Ltd.	12,840	124
Capitec Bank Holdings Ltd.	1,316	224
Nedbank Group Ltd.	6,637	93
Standard Bank Group Ltd.	20,260	265
		706
Spain (0.7%)
Acciona SA	10	1
ACS Actividades de Construccion y Servicios SA	62	4
Aena SME SA	26	6
Amadeus IT Group SA	160	12
Banco Bilbao Vizcaya Argentaria SA	10,964	150
Banco de Sabadell SA	2,071	6
Banco Santander SA	29,475	199
CaixaBank SA	7,571	59
Cellnex Telecom SA	214	8
Endesa SA	120	3
Ferrovial SE	166	7
Grifols SA (g)	109	1
Iberdrola SA	2,223	36
Industria de Diseno Textil SA	385	19
Redeia Corp. SA	154	3
Repsol SA	397	5
Telefonica SA	1,600	7
		526
Sweden (0.5%)
AddTech AB, Class B	162	5
Alfa Laval AB	178	8
Assa Abloy AB, Class B	616	18
Atlas Copco AB, Class A	2,627	41
Beijer Ref AB	238	3
Boliden AB	168	5
Epiroc AB, Class A	650	12
EQT AB	235	7
Essity AB, Class B	378	11
Evolution AB	98	7
Fastighets AB Balder, Class B (g)	444	3
Getinge AB, Class B	2	—	@
H & M Hennes & Mauritz AB, Class B	351	5
Hexagon AB, Class B	1,287	14
Holmen AB, Class B	46	2
Industrivarden AB, Class A	166	6
Indutrade AB	168	5
Investment AB Latour, Class B	91	2
Investor AB, Class B	1,054	31
L E Lundbergforetagen AB, Class B	46	2
Lifco AB, Class B	145	5
Nibe Industrier AB, Class B	938	4
Saab AB, Class B	196	8
Sagax AB, Class B	134	3
Sandvik AB	661	14
Securitas AB, Class B	299	4
Skandinaviska Enskilda Banken AB, Class A (g)	1,043	17
Skanska AB, Class B (g)	209	5
SKF AB, Class B (g)	209	4
Spotify Technology SA (g)	97	53
Svenska Cellulosa AB SCA, Class B (g)	369	5
Svenska Handelsbanken AB, Class A	958	11
Swedbank AB, Class A	562	13
Swedish Orphan Biovitrum AB (g)	120	3
Tele2 AB, Class B	360	5
Telefonaktiebolaget LM Ericsson, Class B	1,715	13
Telia Co. AB	1,554	6

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont’d)
Trelleborg AB, Class B	131	$5
Volvo AB, Class B (g)	970	28
		393
Switzerland (1.5%)
ABB Ltd. (Registered)	1,107	57
Alcon AG	349	33
Avolta AG (Registered)	54	2
Baloise Holding AG (Registered)	25	5
Banque Cantonale Vaudoise (Registered)	19	2
Barry Callebaut AG (Registered)	2	3
BKW AG	14	2
Chocoladefabriken Lindt & Spruengli AG	1	14
Cie Financiere Richemont SA, Class A (Registered)	368	64
EMS-Chemie Holding AG (Registered)	4	3
Galderma Group AG (g)	61	6
Geberit AG (Registered)	23	14
Givaudan SA (Registered)	7	30
Helvetia Holding AG (Registered)	22	5
Holcim AG (g)	359	39
Julius Baer Group Ltd.	127	9
Kuehne & Nagel International AG (Registered)	34	8
Logitech International SA (Registered)	106	9
Lonza Group AG (Registered)	52	32
Nestle SA (Registered)	1,812	183
Novartis AG (Registered)	1,379	153
Partners Group Holding AG	16	23
Roche Holding AG	20	7
Roche Holding AG (Genusschein)	489	161
Sandoz Group AG	269	11
Schindler Holding AG	25	8
Schindler Holding AG (Registered)	14	4
SGS SA (Registered)	93	9
SIG Group AG (g)	187	3
Sika AG (Registered) (g)	106	26
Sonova Holding AG (Registered)	35	10
Straumann Holding AG (Registered)	71	9
Swatch Group AG	18	3
Swiss Life Holding AG (Registered)	19	17
Swiss Prime Site AG (Registered) (g)	46	6
Swiss Re AG	204	35
Swisscom AG (Registered)	19	11
Temenos AG (Registered)	35	3
UBS Group AG (Registered)	2,237	69
VAT Group AG	16	6
Zurich Insurance Group AG	99	69
		1,163
United Kingdom (2.1%)
3i Group PLC	598	28
Admiral Group PLC	162	6
Anglo American PLC	780	22
Antofagasta PLC	248	5
Ashtead Group PLC	269	15
Associated British Foods PLC	202	5
AstraZeneca PLC	970	142
Auto Trader Group PLC	548	5
Aviva PLC	1,621	12
BAE Systems PLC	1,843	37
Barclays PLC	9,474	36
Barratt Redrow PLC	845	5
BP PLC	9,704	55
British American Tobacco PLC	1,213	50
BT Group PLC	4,257	9
Bunzl PLC	203	8
Centrica PLC	3,236	6
Coca-Cola HBC AG (g)	136	6
Compass Group PLC	1,039	34
Croda International PLC	81	3
DCC PLC	60	4
Diageo PLC	1,384	36
Entain PLC	371	3
Evraz PLC (g)(h)	464	—
Experian PLC	569	26
Glencore PLC (g)	6,339	23
GSK PLC	2,598	50
Haleon PLC	5,608	28
Halma PLC	234	8
Hikma Pharmaceuticals PLC	102	3
HSBC Holdings PLC	11,691	133
Imperial Brands PLC	490	18
Informa PLC	812	8
InterContinental Hotels Group PLC	97	10
Intertek Group PLC	99	6
J Sainsbury PLC	1,084	3
JD Sports Fashion PLC	1,552	1
Kingfisher PLC	1,091	4
Land Securities Group PLC REIT	433	3
Legal & General Group PLC	3,574	11
Lloyds Banking Group PLC	39,875	37
London Stock Exchange Group PLC	293	44
M&G PLC	1,394	4
Marks & Spencer Group PLC	1,253	6
Melrose Industries PLC	785	5
Mondi PLC	269	4
National Grid PLC	3,106	41
NatWest Group PLC	5,028	30
Next PLC	71	10
Paragon Offshore PLC (g)(h)	67	—
Pearson PLC	365	6
Phoenix Group Holdings PLC	428	3
Prudential PLC	1,596	17
Reckitt Benckiser Group PLC	426	29
RELX PLC (LSE)	1,142	57
Rentokil Initial PLC	1,516	7

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Rio Tinto PLC	690	$41
Rolls-Royce Holdings PLC (g)	5,246	51
Sage Group PLC	609	10
Schroders PLC	486	2
Segro PLC REIT	786	7
Severn Trent PLC	172	6
Shell PLC	3,641	133
Smith & Nephew PLC	511	7
Smiths Group PLC	213	5
Spirax Group PLC	45	4
SSE PLC	701	14
Standard Chartered PLC	1,372	20
Tesco PLC	4,164	18
Unilever PLC CVA	1,544	92
United Utilities Group PLC	434	6
Vodafone Group PLC	13,479	13
Whitbread PLC	107	3
Wise PLC, Class A (g)	405	5
WPP PLC	661	5
		1,609
United States (33.2%)
3M Co.	288	42
A.O. Smith Corp.	63	4
Abbott Laboratories	907	120
AbbVie, Inc.	913	191
Accenture PLC, Class A	327	102
Adobe, Inc. (g)	230	88
Advanced Micro Devices, Inc. (g)	870	89
AECOM	68	6
AES Corp.	22	—	@
Aflac, Inc.	276	31
Agilent Technologies, Inc.	152	18
Air Products & Chemicals, Inc.	115	34
Airbnb, Inc., Class A (g)	233	28
Akamai Technologies, Inc. (g)	80	6
Albemarle Corp.	63	5
Albertsons Cos., Inc., Class A	199	4
Alexandria Real Estate Equities, Inc. REIT	81	8
Align Technology, Inc. (g)	39	6
Allegion PLC	45	6
Alliant Energy Corp.	139	9
Allstate Corp.	139	29
Ally Financial, Inc.	142	5
Alnylam Pharmaceuticals, Inc. (g)	68	18
Alphabet, Inc., Class A	5,836	907
Altria Group, Inc.	878	53
Amazon.com, Inc. (g)	5,101	971
Amcor PLC	753	7
Ameren Corp.	145	15
American Electric Power Co., Inc.	287	31
American Express Co.	300	81
American Financial Group, Inc.	36	5
American Homes 4 Rent, Class A REIT	170	6
American International Group, Inc.	326	28
American Tower Corp. REIT	240	52
American Water Works Co., Inc.	104	15
Ameriprise Financial, Inc.	52	25
AMETEK, Inc.	123	21
Amgen, Inc.	279	87
Amphenol Corp., Class A	636	42
Analog Devices, Inc.	265	53
Annaly Capital Management, Inc. REIT	296	6
ANSYS, Inc. (g)	46	15
Aon PLC, Class A	102	41
Apollo Global Management, Inc.	213	29
Apple, Inc.	7,942	1,764
Applied Materials, Inc.	429	62
AppLovin Corp., Class A (g)	103	27
Aptiv PLC (g)	124	7
Arch Capital Group Ltd.	198	19
Archer-Daniels-Midland Co.	255	12
Ares Management Corp., Class A	101	15
Arista Networks, Inc. (g)	565	44
Arthur J Gallagher & Co.	129	45
Assurant, Inc.	27	6
AT&T, Inc.	4,079	115
Atlassian Corp., Class A (g)	87	18
Atmos Energy Corp.	84	13
Autodesk, Inc. (g)	114	30
Automatic Data Processing, Inc.	212	65
AutoZone, Inc. (g)	9	34
AvalonBay Communities, Inc. REIT	74	16
Avantor, Inc. (g)	359	6
Avery Dennison Corp.	42	7
Axon Enterprise, Inc. (g)	39	21
Baker Hughes Co.	519	23
Ball Corp.	156	8
Bank of America Corp.	3,995	167
Bank of New York Mellon Corp.	379	32
Baxter International, Inc.	266	9
Becton Dickinson & Co.	153	35
Bentley Systems, Inc., Class B	84	3
Berkshire Hathaway, Inc., Class B (g)	697	371
Best Buy Co., Inc.	107	8
Biogen, Inc. (g)	77	11
BioMarin Pharmaceutical, Inc. (g)	101	7
Bio-Rad Laboratories, Inc., Class A (g)	10	2
Bio-Techne Corp.	85	5
Blackrock, Inc.	77	73
Blackstone, Inc.	390	55
Block, Inc., Class A (g)	298	16
Boeing Co. (g)	401	68
Booking Holdings, Inc.	17	78
Booz Allen Hamilton Holding Corp.	66	7

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Boston Scientific Corp. (g)	784	$79
Bristol-Myers Squibb Co.	1,053	64
Broadcom, Inc.	2,366	396
Broadridge Financial Solutions, Inc.	61	15
Brown & Brown, Inc.	126	16
Brown-Forman Corp., Class B	95	3
Builders FirstSource, Inc. (g)	61	8
Bunge Global SA	74	6
Burlington Stores, Inc. (g)	34	8
BXP, Inc. REIT	79	5
Cadence Design Systems, Inc. (g)	145	37
Camden Property Trust REIT	55	7
Campbell’s Co.	101	4
Capital One Financial Corp.	204	37
Cardinal Health, Inc.	127	18
Carlisle Cos., Inc.	24	8
Carlyle Group, Inc.	127	6
CarMax, Inc. (g)	81	6
Carnival Corp. (g)	563	11
Carrier Global Corp.	430	27
Carvana Co. (g)	61	13
Caterpillar, Inc.	257	85
Cboe Global Markets, Inc.	54	12
CBRE Group, Inc., Class A (g)	161	21
CDW Corp.	70	11
Cencora, Inc.	91	25
Centene Corp. (g)	265	16
CenterPoint Energy, Inc.	353	13
CF Industries Holdings, Inc.	91	7
CH Robinson Worldwide, Inc.	61	6
Charles Schwab Corp.	912	71
Charter Communications, Inc., Class A (g)	49	18
Cheniere Energy, Inc.	117	27
Chevron Corp.	886	148
Chipotle Mexican Grill, Inc. (g)	716	36
Chubb Ltd.	198	60
Church & Dwight Co., Inc.	129	14
Cigna Group	145	48
Cincinnati Financial Corp.	82	12
Cintas Corp.	190	39
Cisco Systems, Inc.	2,082	128
Citigroup, Inc.	1,097	78
Citizens Financial Group, Inc.	257	11
Clorox Co.	66	10
Cloudflare, Inc., Class A (g)	165	19
CME Group, Inc.	185	49
CMS Energy Corp.	161	12
CNH Industrial NV	470	6
Coca-Cola Co.	2,156	154
Cognizant Technology Solutions Corp., Class A	262	20
Coinbase Global, Inc., Class A (g)	109	19
Colgate-Palmolive Co.	410	38
Comcast Corp., Class A	1,998	74
Conagra Brands, Inc.	250	7
ConocoPhillips	674	71
Consolidated Edison, Inc.	187	21
Constellation Brands, Inc., Class A	84	15
Constellation Energy Corp.	174	35
Cooper Cos., Inc. (g)	106	9
Copart, Inc. (g)	453	26
Corebridge Financial, Inc.	135	4
Corning, Inc.	427	20
Corpay, Inc. (g)	35	12
Corteva, Inc.	364	23
CoStar Group, Inc. (g)	221	18
Costco Wholesale Corp.	237	224
Coterra Energy, Inc.	382	11
CRH PLC	365	32
Crowdstrike Holdings, Inc., Class A (g)	132	47
Crown Castle, Inc. REIT	223	23
Crown Holdings, Inc.	63	6
CSX Corp.	1,017	30
Cummins, Inc.	73	23
CVS Health Corp.	663	45
Danaher Corp.	347	71
Darden Restaurants, Inc.	61	13
Datadog, Inc., Class A (g)	151	15
DaVita, Inc. (g)	24	4
Dayforce, Inc. (g)	79	5
Deckers Outdoor Corp. (g)	82	9
Deere & Co.	137	64
Dell Technologies, Inc., Class C	176	16
Delta Air Lines, Inc.	88	4
Devon Energy Corp.	325	12
Dexcom, Inc. (g)	210	14
Diamondback Energy, Inc.	100	16
Dick’s Sporting Goods, Inc.	31	6
Digital Realty Trust, Inc. REIT	175	25
Discover Financial Services	134	23
DocuSign, Inc. (g)	108	9
Dollar General Corp.	119	10
Dollar Tree, Inc. (g)	114	9
Dominion Energy, Inc.	452	25
Domino’s Pizza, Inc.	18	8
DoorDash, Inc., Class A (g)	192	35
Dover Corp.	72	13
Dow, Inc.	370	13
DR Horton, Inc.	153	19
DraftKings, Inc., Class A (g)	238	8
DTE Energy Co.	112	15
Duke Energy Corp.	417	51
DuPont de Nemours, Inc.	220	16
Dynatrace, Inc. (g)	155	7
Eastman Chemical Co.	61	5
Eaton Corp. PLC	210	57

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
eBay, Inc.	246	$17
Ecolab, Inc.	133	34
Edison International	210	12
Edwards Lifesciences Corp. (g)	309	22
Electronic Arts, Inc.	129	19
Elevance Health, Inc.	121	53
Eli Lilly & Co.	421	348
EMCOR Group, Inc.	24	9
Emerson Electric Co.	304	33
Entegris, Inc.	82	7
Entergy Corp.	234	20
EOG Resources, Inc.	292	37
EPAM Systems, Inc. (g)	30	5
EQT Corp.	292	16
Equifax, Inc.	65	16
Equinix, Inc. REIT	51	42
Equitable Holdings, Inc.	169	9
Equity Lifestyle Properties, Inc. REIT	93	6
Equity Residential REIT	177	13
Erie Indemnity Co., Class A	13	5
Essential Utilities, Inc.	140	6
Essex Property Trust, Inc. REIT	33	10
Estee Lauder Cos., Inc., Class A	126	8
Everest Group Ltd.	22	8
Evergy, Inc.	125	9
Eversource Energy	197	12
Exact Sciences Corp. (g)	99	4
Exelon Corp.	544	25
Expand Energy Corp.	107	12
Expedia Group, Inc.	64	11
Expeditors International of Washington, Inc.	72	9
Extra Space Storage, Inc. REIT	109	16
Exxon Mobil Corp.	2,276	271
F5, Inc. (g)	31	8
FactSet Research Systems, Inc.	20	9
Fair Isaac Corp. (g)	13	24
Fastenal Co.	302	23
FedEx Corp.	119	29
Ferguson Enterprises, Inc.	105	17
Fidelity National Financial, Inc.	135	9
Fidelity National Information Services, Inc.	284	21
Fifth Third Bancorp	389	15
First Citizens BancShares, Inc., Class A	5	9
First Solar, Inc. (g)	52	7
FirstEnergy Corp.	295	12
Fiserv, Inc. (g)	298	66
Flutter Entertainment PLC (g)	95	21
Ford Motor Co.	2,064	21
Fortinet, Inc. (g)	350	34
Fortive Corp.	184	13
Fortune Brands Innovations, Inc.	66	4
Fox Corp., Class A	188	11
Franklin Resources, Inc.	153	3
Freeport-McMoRan, Inc.	761	29
Gaming and Leisure Properties, Inc. REIT	142	7
Garmin Ltd.	81	18
Gartner, Inc. (g)	41	17
GE HealthCare Technologies, Inc.	243	20
GE Vernova, Inc.	143	44
Gen Digital, Inc.	296	8
General Dynamics Corp.	121	33
General Electric Co.	573	115
General Mills, Inc.	292	17
General Motors Co.	577	27
Genuine Parts Co.	73	9
Gilead Sciences, Inc.	648	73
Global Payments, Inc.	134	13
GoDaddy, Inc., Class A (g)	74	13
Goldman Sachs Group, Inc.	168	92
Graco, Inc.	88	7
Halliburton Co.	460	12
Hartford Insurance Group, Inc.	150	19
HCA Healthcare, Inc.	99	34
Healthpeak Properties, Inc. REIT	361	7
HEICO Corp.	62	14
Henry Schein, Inc. (g)	1	—	@
Hershey Co.	78	13
Hess Corp.	144	23
Hewlett Packard Enterprise Co.	696	11
Hilton Worldwide Holdings, Inc.	130	30
Hologic, Inc. (g)	121	7
Home Depot, Inc.	519	190
Honeywell International, Inc.	341	72
Hormel Foods Corp.	159	5
Host Hotels & Resorts, Inc. REIT	368	5
Howmet Aerospace, Inc.	205	27
HP, Inc.	495	14
Hubbell, Inc.	28	9
HubSpot, Inc. (g)	26	15
Humana, Inc.	64	17
Huntington Bancshares, Inc.	839	13
Hyatt Hotels Corp., Class A	22	3
IDEX Corp.	40	7
IDEXX Laboratories, Inc. (g)	44	18
Illinois Tool Works, Inc.	155	38
Illumina, Inc. (g)	86	7
Incyte Corp. (g)	86	5
Ingersoll Rand, Inc.	213	17
Insulet Corp. (g)	37	10
Intel Corp.	2,318	53
Interactive Brokers Group, Inc., Class A	58	10
Intercontinental Exchange, Inc.	297	51
International Business Machines Corp.	482	120
International Flavors & Fragrances, Inc.	135	10
International Paper Co.	261	14

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Interpublic Group of Cos., Inc.	193	$5
Intuit, Inc.	149	91
Intuitive Surgical, Inc. (g)	193	96
Invitation Homes, Inc. REIT	300	10
IQVIA Holdings, Inc. (g)	96	17
Iron Mountain, Inc. REIT	152	13
J.M. Smucker Co.	56	7
Jabil, Inc.	59	8
Jack Henry & Associates, Inc.	38	7
Jacobs Solutions, Inc.	65	8
JB Hunt Transport Services, Inc.	43	6
Johnson & Johnson	1,250	207
Johnson Controls International PLC	353	28
JPMorgan Chase & Co.	1,630	400
Juniper Networks, Inc.	171	6
Kellanova	145	12
Kenvue, Inc.	1,009	24
Keurig Dr. Pepper, Inc.	645	22
KeyCorp	540	9
Keysight Technologies, Inc. (g)	92	14
Kimberly-Clark Corp.	175	25
Kimco Realty Corp. REIT	348	7
Kinder Morgan, Inc.	1,034	30
KKR & Co., Inc.	330	38
KLA Corp.	72	49
Kraft Heinz Co.	475	14
Kroger Co.	360	24
L3Harris Technologies, Inc.	100	21
Labcorp Holdings, Inc.	45	10
Lam Research Corp.	686	50
Lamb Weston Holdings, Inc.	2	—	@
Las Vegas Sands Corp.	194	8
Leidos Holdings, Inc.	66	9
Lennar Corp., Class A	126	14
Lennox International, Inc.	17	10
Liberty Media Corp.-Liberty Formula One, Class C (g)	111	10
Live Nation Entertainment, Inc. (g)	86	11
LKQ Corp.	134	6
Lockheed Martin Corp.	110	49
Loews Corp.	96	9
Lowe’s Cos., Inc.	296	69
LPL Financial Holdings, Inc.	39	13
Lululemon Athletica, Inc. (g)	67	19
LyondellBasell Industries NV, Class A	135	10
M&T Bank Corp.	96	17
Manhattan Associates, Inc. (g)	32	6
Marathon Petroleum Corp.	170	25
Markel Group, Inc. (g)	7	13
Marriott International, Inc., Class A	126	30
Marsh & McLennan Cos., Inc.	255	62
Martin Marietta Materials, Inc.	32	15
Marvell Technology, Inc.	471	29
Masco Corp.	114	8
Mastercard, Inc., Class A	434	238
McCormick & Co., Inc.	134	11
McDonald’s Corp.	375	117
McKesson Corp.	67	45
Medtronic PLC	677	61
MercadoLibre, Inc. (g)	24	47
Merck & Co., Inc.	1,290	116
Meta Platforms, Inc., Class A	1,163	670
MetLife, Inc.	320	26
Mettler-Toledo International, Inc. (g)	11	13
MGM Resorts International (g)	120	4
Microchip Technology, Inc.	290	14
Micron Technology, Inc.	597	52
Microsoft Corp.	3,756	1,410
MicroStrategy, Inc., Class A (g)	130	37
Mid-America Apartment Communities, Inc. REIT	61	10
Moderna, Inc. (g)	176	5
Molina Healthcare, Inc. (g)	29	10
Molson Coors Beverage Co., Class B	96	6
Mondelez International, Inc., Class A	700	48
MongoDB, Inc. (g)	41	7
Monolithic Power Systems, Inc.	26	15
Monster Beverage Corp. (g)	387	23
Moody’s Corp.	85	40
Motorola Solutions, Inc.	86	38
MSCI, Inc.	41	23
Nasdaq, Inc.	227	17
Natera, Inc. (g)	67	9
NetApp, Inc.	108	10
Netflix, Inc. (g)	231	215
Neurocrine Biosciences, Inc. (g)	53	6
Newmont Corp. (TSX)	589	28
News Corp., Class A	199	5
NextEra Energy, Inc.	1,113	79
NIKE, Inc., Class B	632	40
NiSource, Inc.	254	10
Nordson Corp.	29	6
Norfolk Southern Corp.	119	28
Northern Trust Corp.	106	10
Northrop Grumman Corp.	72	37
NRG Energy, Inc.	113	11
Nucor Corp.	126	15
Nutanix, Inc., Class A (g)	134	9
NVIDIA Corp.	12,840	1,392
NVR, Inc. (g)	2	15
NXP Semiconductors NV	138	26
Occidental Petroleum Corp.	372	18
Okta, Inc. (g)	87	9
Old Dominion Freight Line, Inc.	102	17
Omnicom Group, Inc.	102	8
ON Semiconductor Corp. (g)	234	10

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
ONEOK, Inc.	323	$32
Oracle Corp.	904	126
O’Reilly Automotive, Inc. (g)	30	43
Otis Worldwide Corp.	208	21
Ovintiv, Inc.	138	6
Owens Corning	45	6
PACCAR, Inc.	274	27
Packaging Corp. of America	47	9
Palantir Technologies, Inc., Class A (g)	1,154	97
Palo Alto Networks, Inc. (g)	345	59
Parker-Hannifin Corp.	69	42
Paychex, Inc.	168	26
Paycom Software, Inc.	27	6
PayPal Holdings, Inc. (g)	519	34
Pentair PLC	88	8
PepsiCo, Inc.	721	108
Pfizer, Inc.	2,958	75
PG&E Corp.	1,200	21
Philip Morris International, Inc.	802	127
Phillips 66	218	27
Pinterest, Inc., Class A (g)	315	10
PNC Financial Services Group, Inc.	228	40
Pool Corp.	20	6
PPG Industries, Inc.	121	13
PPL Corp.	394	14
Principal Financial Group, Inc.	122	10
Procter & Gamble Co.	1,248	213
Progressive Corp.	299	85
Prologis, Inc. REIT	478	53
Prudential Financial, Inc.	192	21
PTC, Inc. (g)	64	10
Public Service Enterprise Group, Inc.	268	22
Public Storage REIT	81	24
PulteGroup, Inc.	108	11
Pure Storage, Inc., Class A (g)	169	7
QUALCOMM, Inc.	596	92
Quanta Services, Inc.	77	20
Quest Diagnostics, Inc.	59	10
Raymond James Financial, Inc.	103	14
Realty Income Corp. REIT	448	26
Reddit, Inc., Class A (g)	36	4
Regency Centers Corp. REIT	89	7
Regeneron Pharmaceuticals, Inc.	56	36
Regions Financial Corp.	526	11
Reliance, Inc.	29	8
Republic Services, Inc.	113	27
ResMed, Inc.	77	17
Revvity, Inc.	65	7
Rivian Automotive, Inc., Class A (g)	415	5
Robinhood Markets, Inc., Class A (g)	337	14
ROBLOX Corp., Class A (g)	254	15
Rockwell Automation, Inc.	60	16
Roku, Inc. (g)	69	5
Rollins, Inc.	151	8
Roper Technologies, Inc.	56	33
Ross Stores, Inc.	175	22
Royal Caribbean Cruises Ltd.	138	28
Royalty Pharma PLC, Class A	201	6
RPM International, Inc.	67	8
RTX Corp.	693	92
S&P Global, Inc.	165	84
Salesforce, Inc.	508	136
Samsara, Inc., Class A (g)	140	5
SBA Communications Corp. REIT	55	12
Schlumberger NV	736	31
Seagate Technology Holdings PLC	113	10
SEI Investments Co.	57	4
Sempra	346	25
ServiceNow, Inc. (g)	111	88
Sherwin-Williams Co.	125	44
Simon Property Group, Inc. REIT	170	28
Skyworks Solutions, Inc.	85	6
Smurfit WestRock PLC	274	12
Snap, Inc., Class A (g)	567	5
Snap-on, Inc.	28	9
Snowflake, Inc., Class A (g)	162	24
Solventum Corp. (g)	77	6
Southern Co.	592	54
Southwest Airlines Co.	77	3
SS&C Technologies Holdings, Inc.	118	10
Stanley Black & Decker, Inc.	81	6
Starbucks Corp.	594	58
State Street Corp.	157	14
Steel Dynamics, Inc.	77	10
Steris PLC	52	12
Stryker Corp.	181	67
Sun Communities, Inc. REIT	65	8
Super Micro Computer, Inc. (g)	272	9
Synchrony Financial	209	11
Synopsys, Inc. (g)	81	35
Sysco Corp.	259	19
T. Rowe Price Group, Inc.	119	11
Take-Two Interactive Software, Inc. (g)	92	19
Targa Resources Corp.	108	22
Target Corp.	247	26
TE Connectivity PLC	160	23
Teledyne Technologies, Inc. (g)	25	12
Teradyne, Inc.	87	7
Tesla, Inc. (g)	1,540	399
Texas Instruments, Inc.	483	87
Texas Pacific Land Corp.	10	13
Textron, Inc.	98	7
Thermo Fisher Scientific, Inc.	204	102
TJX Cos., Inc.	595	72
T-Mobile U.S., Inc.	300	80

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Toast, Inc., Class A (g)	217	$7
Tractor Supply Co.	280	15
Trade Desk, Inc., Class A (g)	237	13
Tradeweb Markets, Inc., Class A	60	9
Trane Technologies PLC	120	40
TransDigm Group, Inc.	29	40
TransUnion	103	9
Travelers Cos., Inc.	117	31
Trimble, Inc. (g)	131	9
Truist Financial Corp.	768	32
Twilio, Inc., Class A (g)	78	8
Tyler Technologies, Inc. (g)	22	13
Tyson Foods, Inc., Class A	151	10
U.S. Bancorp	899	38
Uber Technologies, Inc. (g)	1,007	73
UDR, Inc. REIT	162	7
U-Haul Holding Co.	50	3
Ulta Beauty, Inc. (g)	25	9
Union Pacific Corp.	317	75
United Airlines Holdings, Inc. (g)	44	3
United Parcel Service, Inc., Class B	380	42
United Rentals, Inc.	35	22
United Therapeutics Corp. (g)	22	7
UnitedHealth Group, Inc.	478	250
Universal Health Services, Inc., Class B	30	6
Valero Energy Corp.	165	22
Veeva Systems, Inc., Class A (g)	82	19
Ventas, Inc. REIT	215	15
Veralto Corp.	129	13
VeriSign, Inc. (g)	45	11
Verisk Analytics, Inc.	73	22
Verizon Communications, Inc.	2,382	108
Vertex Pharmaceuticals, Inc. (g)	136	66
Vertiv Holdings Co., Class A	193	14
Viatris, Inc.	634	6
VICI Properties, Inc. REIT	544	18
Visa, Inc., Class A	909	319
Vistra Corp.	187	22
Vulcan Materials Co.	70	16
W.R. Berkley Corp.	146	10
Walgreens Boots Alliance, Inc.	388	4
Walmart, Inc.	2,353	207
Walt Disney Co.	957	94
Warner Bros Discovery, Inc. (g)	1,266	14
Waste Connections, Inc.	134	26
Waste Management, Inc.	207	48
Waters Corp. (g)	31	11
Watsco, Inc.	19	10
WEC Energy Group, Inc.	171	19
Wells Fargo & Co.	1,914	137
Welltower, Inc. REIT	316	48
West Pharmaceutical Services, Inc.	38	9
Western Digital Corp. (g)	184	7
Westinghouse Air Brake Technologies Corp.	92	17
Westlake Corp.	21	2
Weyerhaeuser Co. REIT	376	11
Williams Cos., Inc.	634	38
Williams-Sonoma, Inc.	65	10
Willis Towers Watson PLC	52	18
Workday, Inc., Class A (g)	114	27
WP Carey, Inc. REIT	113	7
WW Grainger, Inc.	23	23
Wynn Resorts Ltd.	50	4
Xcel Energy, Inc.	310	22
Xylem, Inc.	127	15
Yum! Brands, Inc.	145	23
Zebra Technologies Corp., Class A (g)	27	8
Zillow Group, Inc., Class C (g)	84	6
Zimmer Biomet Holdings, Inc.	103	12
Zoetis, Inc.	237	39
Zoom Communications, Inc., Class A (g)	133	10
Zscaler, Inc. (g)	52	10
		25,824
Total Common Stocks (Cost $28,723)		36,807

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	No. of Rights	Value (000)
Rights (0.0%)‡
Belgium (0.0%)‡
Elia Group SA, expires 4/3/25 (g)	1	$—	@
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (g)	14	—	@
Total Rights (Cost $—@)		—	@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (g)(h) (Cost $—)	16	—

	Face Amount (000)
Short-Term Investments (16.8%)
U.S. Treasury Securities (4.0%)
U.S. Treasury Bill,
4.28%, 6/12/25 (i)	$300	297
4.31%, 5/6/25 (i)	2,800	2,789
Total U.S. Treasury Securities (Cost $3,086)		3,086

	Shares
Investment Company (12.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (j) (Cost $9,999)	9,998,999	9,999
Total Short-Term Investments (Cost $13,085)		13,085
Total Investments (103.1%) (Cost $73,816) (k)(l)(m)		80,231
Liabilities in Excess of Other Assets (–3.1%)		(2,432)
Net Assets (100.0%)		$77,799

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.
(f)	When-issued security.
(g)	Non-income producing security.
(h)	At March 31, 2025, the Fund held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(i)	Rate shown is the yield to maturity at March 31, 2025.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Fund.
(k)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The approximate fair value and percentage of net assets, $9,435,000 and 12.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(m)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,511,000 and the aggregate gross unrealized depreciation is approximately $3,875,000, resulting in net unrealized appreciation of approximately $6,636,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2025:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	99			$103		4/10/25	$(4)
Australia & New Zealand Banking Group Ltd.	GBP	55			$71		4/10/25	—	@
Australia & New Zealand Banking Group Ltd.	JPY	3,395			$23		4/10/25	(—	@)
Australia & New Zealand Banking Group Ltd.	JPY	22,588			$154		4/10/25	3
Australia & New Zealand Banking Group Ltd.		$64		AUD	102		4/10/25	(1)
Australia & New Zealand Banking Group Ltd.		$423		EUR	387		4/10/25	(5)
Australia & New Zealand Banking Group Ltd.		$601		JPY	91,042		4/10/25	6
Bank of America NA	CHF	118			$131		4/10/25	(3)
Bank of America NA	CNH	2,334			$325		6/18/25	2
Bank of America NA	GBP	39			$50		4/10/25	(1)
Bank of America NA	JPY	9,139			$62		4/10/25	1
Bank of America NA	JPY	51,897			$349		4/10/25	2
Bank of America NA	MXN	138			$7		4/10/25	(—	@)
Bank of America NA	NOK	19			$2		4/10/25	(—	@)
Bank of America NA	NOK	29			$3		4/10/25	(—	@)
Bank of America NA	SEK	259			$26		4/10/25	(—	@)
Bank of America NA		$234		CNH	1,690		4/10/25	(1)
Bank of America NA		$460		EUR	437		1/6/26	20
Bank of America NA		$293		EUR	268		4/10/25	(3)
Bank of America NA		$307		EUR	283		4/10/25	(1)
Bank of America NA		$13		HUF	5,226		4/10/25	1
Bank of America NA		$6		ILS	20		6/18/25	(—	@)
Bank of America NA		$225		JPY	32,755		6/18/25	(4)
Bank of America NA		$23		PLN	98		4/10/25	2
Barclays Bank PLC	CNY	721			$101		4/10/25	1
Barclays Bank PLC	DKK	26			$4		6/18/25	—	@
Barclays Bank PLC	GBP	30			$38		4/10/25	(1)
Barclays Bank PLC	JPY	9,070			$61		4/10/25	—	@
Barclays Bank PLC	KRW	689,821			$479		6/18/25	9
Barclays Bank PLC	KRW	92,687			$64		6/18/25	1
Barclays Bank PLC	MYR	360			$80		4/10/25	(1)
Barclays Bank PLC	NOK	19			$2		6/18/25	(—	@)
Barclays Bank PLC	NZD	—	@		$—	@	6/18/25	—	@
Barclays Bank PLC	SEK	403			$37		4/10/25	(4)
Barclays Bank PLC	SGD	35			$26		4/10/25	(—	@)
Barclays Bank PLC	SGD	11			$8		6/18/25	—	@
Barclays Bank PLC	TRY	1,826			$34		4/6/26	1
Barclays Bank PLC	TRY	4,138			$77		4/6/26	1
Barclays Bank PLC	TRY	17,516			$334		4/6/26	12
Barclays Bank PLC	TRY	2,272			$44		4/6/26	2
Barclays Bank PLC		$224		CNH	1,626		4/10/25	(—	@)
Barclays Bank PLC		$21		EUR	20		4/10/25	1
Barclays Bank PLC		$117		EUR	107		6/18/25	(—	@)
Barclays Bank PLC		$230		EUR	209		6/18/25	(3)
Barclays Bank PLC		$90		EUR	82		6/18/25	(—	@)
Barclays Bank PLC		$7		GBP	6		4/10/25	—	@
Barclays Bank PLC		$19		GBP	15		4/10/25	(—	@)
Barclays Bank PLC		$16		IDR	259,533		4/10/25	(—	@)
Barclays Bank PLC		$3		ILS	10		6/18/25	(—	@)

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$35		KRW	51,333		6/18/25	$—	@
Barclays Bank PLC		$57		MXN	1,169		6/18/25	(—	@)
Barclays Bank PLC		$297		TRY	17,232		4/6/26	20
BNP Paribas SA	AUD	453			$279		4/10/25	(4)
BNP Paribas SA	CHF	9			$10		6/18/25	—	@
BNP Paribas SA	COP	96,297			$23		6/18/25	—	@
BNP Paribas SA	DKK	105			$16		6/18/25	—	@
BNP Paribas SA	EUR	743			$765		4/10/25	(39)
BNP Paribas SA	EUR	106			$115		6/18/25	(—	@)
BNP Paribas SA	EUR	3			$3		4/10/25	—	@
BNP Paribas SA	EUR	748			$813		6/18/25	—	@
BNP Paribas SA	GBP	20			$25		4/10/25	(—	@)
BNP Paribas SA	IDR	420,394			$25		6/18/25	(—	@)
BNP Paribas SA	JPY	120,950			$809		6/18/25	(4)
BNP Paribas SA	SEK	78			$8		6/18/25	—	@
BNP Paribas SA		$94		AUD	150		6/18/25	(1)
BNP Paribas SA		$15		CLP	13,453		6/18/25	(—	@)
BNP Paribas SA		$77		CNH	559		4/10/25	(1)
BNP Paribas SA		$87		GBP	67		6/18/25	(—	@)
BNP Paribas SA		$79		HKD	612		6/18/25	(—	@)
BNP Paribas SA		$68		HKD	527		6/18/25	(—	@)
BNP Paribas SA		$418		IDR	6,958,760		6/18/25	1
BNP Paribas SA		$1,225		JPY	191,246		4/10/25	51
BNP Paribas SA		$318		KRW	464,944		4/10/25	(2)
BNP Paribas SA		$639		MXN	13,171		6/18/25	(2)
Citibank NA	CHF	33			$38		6/18/25	—	@
Citibank NA	EUR	74			$81		4/10/25	1
Citibank NA	GBP	86			$111		6/18/25	(—	@)
Citibank NA		$38		CAD	55		6/18/25	—	@
Citibank NA		$7		CZK	168		6/18/25	(—	@)
Citibank NA		$139		DKK	991		4/10/25	5
Citibank NA		$106		GBP	82		6/18/25	(—	@)
Citibank NA		$20		ILS	72		6/18/25	(—	@)
Citibank NA		$459		JPY	67,359		1/6/26	3
Citibank NA		$529		JPY	77,219		6/18/25	(10)
Credit Agricole CIB	CNH	1,348			$187		4/10/25	1
Credit Agricole CIB	EUR	111			$114		4/10/25	(6)
Credit Agricole CIB	EUR	—	@		$—	@	4/10/25	(—	@)
Credit Agricole CIB	EUR	361			$394		4/10/25	4
Deutsche Bank AG	EUR	350			$385		6/18/25	5
Goldman Sachs International	AUD	77			$49		6/18/25	1
Goldman Sachs International	BRL	96			$16		6/18/25	(—	@)
Goldman Sachs International	BRL	586			$101		6/18/25	—	@
Goldman Sachs International	CAD	46			$32		6/18/25	—	@
Goldman Sachs International	COP	79,815			$18		4/10/25	(1)
Goldman Sachs International	DKK	10			$1		6/18/25	—	@
Goldman Sachs International	EUR	64			$70		1/6/26	—	@
Goldman Sachs International	JPY	18,361			$123		6/18/25	(—	@)
Goldman Sachs International	JPY	6,888			$47		1/6/26	—	@
Goldman Sachs International	MYR	38			$9		6/18/25	—	@

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	NOK	6		$1	6/18/25	$	(—	@)
Goldman Sachs International	THB	39,607		$1,168	1/6/26		(22)
Goldman Sachs International	THB	36,390		$1,090	1/6/26		(3)
Goldman Sachs International	THB	1,587		$47	6/18/25		(—	@)
Goldman Sachs International	TRY	1,943		$35	4/6/26		(—	@)
Goldman Sachs International	TRY	49,955		$997	4/6/26		78
Goldman Sachs International	TRY	30,175		$506	1/25/27		69
Goldman Sachs International	TRY	28,393		$468	1/25/27		57
Goldman Sachs International		$49	AUD	78	6/18/25		(—	@)
Goldman Sachs International		$91	BRL	529	6/18/25		—	@
Goldman Sachs International		$321	EUR	296	6/18/25		—	@
Goldman Sachs International		$16	GBP	13	6/18/25		(—	@)
Goldman Sachs International		$230	MXN	4,746	6/18/25		(1)
Goldman Sachs International		$18	NOK	210	4/10/25		1
Goldman Sachs International		$36	PEN	135	4/10/25		1
Goldman Sachs International		$25	RON	122	4/10/25		1
Goldman Sachs International		$84	THB	2,802	1/6/26		—	@
Goldman Sachs International		$320	TRY	18,398	4/6/26		19
Goldman Sachs International		$309	TRY	16,846	4/6/26		1
Goldman Sachs International		$379	TRY	21,090	4/6/26		9
Goldman Sachs International		$72	TRY	4,084	4/6/26		3
Goldman Sachs International		$968	TRY	58,568	1/25/27		(121)
Goldman Sachs International	ZAR	371		$20	6/18/25		—	@
HSBC Bank PLC	EUR	25		$26	4/10/25		(1)
HSBC Bank PLC	EUR	99		$108	4/10/25		—	@
HSBC Bank PLC		$24	EUR	22	4/10/25		(—	@)
JPMorgan Chase Bank NA	CHF	10		$12	6/18/25		—	@
JPMorgan Chase Bank NA	CHF	58		$67	6/18/25		1
JPMorgan Chase Bank NA	CNH	683		$95	6/18/25		1
JPMorgan Chase Bank NA	EUR	1		$1	4/10/25		(—	@)
JPMorgan Chase Bank NA	MXN	2,664		$132	4/10/25		2
JPMorgan Chase Bank NA	MXN	31,482		$1,525	6/18/25		2
JPMorgan Chase Bank NA	NZD	29		$16	6/18/25		—	@
JPMorgan Chase Bank NA	SEK	98		$10	6/18/25		—	@
JPMorgan Chase Bank NA	TWD	1,495		$46	6/18/25		—	@
JPMorgan Chase Bank NA		$35	AUD	55	6/18/25		(—	@)
JPMorgan Chase Bank NA		$5	AUD	9	4/10/25		(—	@)
JPMorgan Chase Bank NA		$65	AUD	104	6/18/25		—	@
JPMorgan Chase Bank NA		$16	CLP	15,810	4/10/25		1
JPMorgan Chase Bank NA		$218	CNY	1,577	4/10/25		(—	@)
JPMorgan Chase Bank NA		$907	EUR	825	6/18/25		(10)
JPMorgan Chase Bank NA		$22	GBP	17	6/18/25		—	@
JPMorgan Chase Bank NA		$29	HKD	221	6/18/25		(—	@)
JPMorgan Chase Bank NA		$3	ILS	10	6/18/25		(—	@)
JPMorgan Chase Bank NA		$329	MXN	6,778	6/18/25		(1)
JPMorgan Chase Bank NA		$44	MXN	897	6/18/25		(1)
JPMorgan Chase Bank NA		$20	PLN	78	4/10/25		(—	@)
JPMorgan Chase Bank NA		$9	PLN	36	6/18/25		(—	@)
JPMorgan Chase Bank NA		$1	SGD	2	4/10/25		—	@
JPMorgan Chase Bank NA		$6	THB	185	6/18/25		(—	@)

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$8	TWD	261	6/18/25	$	(—	@)
JPMorgan Chase Bank NA		$41	TWD	1,351	6/18/25		—	@
JPMorgan Chase Bank NA	ZAR	788		$43	6/18/25		—	@
JPMorgan Chase Bank NA	ZAR	1,261		$68	6/18/25		(—	@)
Royal Bank of Canada	DKK	1,115		$154	4/10/25		(8)
Royal Bank of Canada		$45	CAD	64	4/10/25		(—	@)
Royal Bank of Canada		$43	CAD	62	4/10/25		(—	@)
Royal Bank of Canada		$11	CHF	10	4/10/25		(—	@)
Royal Bank of Canada		$116	JPY	17,116	4/10/25		(1)
Royal Bank of Canada		$2	SEK	20	4/10/25		—	@
Standard Chartered Bank	AUD	76		$48	4/10/25		—	@
Standard Chartered Bank	CAD	69		$48	4/10/25		(—	@)
Standard Chartered Bank	GBP	425		$517	4/10/25		(32)
Standard Chartered Bank	JPY	14,283		$97	6/18/25		1
Standard Chartered Bank	MXN	392		$19	4/10/25		—	@
Standard Chartered Bank		$168	CHF	152	4/10/25		5
Standard Chartered Bank		$130	SEK	1,454	4/10/25		14
State Street Bank and Trust Co.	EUR	99		$103	4/10/25		(3)
State Street Bank and Trust Co.		$32	EUR	31	4/10/25		1
State Street Bank and Trust Co.		$1	EUR	1	6/18/25		(—	@)
UBS AG	AUD	37		$23	4/10/25		(—	@)
UBS AG	AUD	50		$31	4/10/25		—	@
UBS AG	CAD	27		$19	4/10/25		(—	@)
UBS AG	CNY	856		$118	4/10/25		—	@
UBS AG	INR	4,480		$51	6/18/25		(1)
UBS AG	JPY	7,088		$47	4/10/25		—	@
UBS AG	NOK	285		$27	6/18/25		(—	@)
UBS AG	THB	1,190		$34	4/10/25		(1)
UBS AG		$29	AUD	46	6/18/25		(—	@)
UBS AG		$157	CAD	226	6/18/25		1
UBS AG		$717	CNY	5,126	6/18/25		(2)
UBS AG		$230	EUR	220	4/10/25		8
UBS AG		$638	EUR	581	6/18/25		(7)
UBS AG		$153	EUR	140	6/18/25		(1)
UBS AG		$20	HKD	158	6/18/25		(—	@)
UBS AG		$1	HUF	419	6/18/25		(—	@)
UBS AG		$6	IDR	102,824	6/18/25		(—	@)
UBS AG		$676	INR	59,245	6/18/25		13
UBS AG		$1,098	JPY	160,199	6/18/25		(21)
UBS AG		$47	JPY	7,088	4/3/25		(—	@)
UBS AG		$79	JPY	11,665	6/18/25		(—	@)
UBS AG		$235	MXN	4,846	6/18/25		(1)
UBS AG		$3	NZD	6	4/10/25		—	@
UBS AG		$2	TRY	62	6/18/25		(—	@)
UBS AG		$55	ZAR	1,012	6/18/25		(1)
Westpac Banking Corp.	EUR	101		$105	4/10/25		(4)
							$101

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Apr-25	EUR	—	@	$84	$(3)
Eurex MSCI Indonesia Index (United States)	30	Jun-25		$—	@	418	(7)
FTSE 100 Index (United Kingdom)	1	Jun-25	GBP	—	@	111	— @
FTSE MIB Index (Italy)	1	Jun-25	EUR	—	@	202	(1)
German Euro-Bobl Index (Germany)	6	Jun-25		600		764	(2)
German Euro-Schatz Index (Germany)	11	Jun-25		1,100		1,272	(1)
Hang Seng Index (Hong Kong)	1	Apr-25	HKD	—	@	149	(4)
IBEX 35 Index (Spain)	1	Apr-25	EUR	—	@	142	4
ICE Brent Crude Oil Index (United States)	3	Oct-25		$3		214	(9)
IFSC NIFTY 50 Index (United States)	14	Apr-25		—	@	654	(15)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Jun-25	KRW	500,000		405	2
Long Gilt Index (United Kingdom)	1	Jun-25	GBP	100		119	(1)
Nikkei 225 Index (Japan)	2	Jun-25	JPY	1		240	(2)
S&P/TSX 60 Index (Canada)	1	Jun-25	CAD	—	@	208	4
SFE S&P ASX Share Price Index (Australia)	2	Jun-25	AUD	—	@	246	1
SGX MSCI Singapore Index (Singapore)	1	Apr-25	SGD	—	@	29	(1)
U.S. Treasury 2 yr. Note (United States)	4	Jun-25		$800		829	5
U.S. Treasury 5 yr. Note (United States)	15	Jun-25		1,500		1,622	23
U.S. Treasury 10 yr. Note (United States)	1	Jun-25		100		111	(— @)
U.S. Treasury Long Bond (United States)	2	Jun-25		200		235	5
U.S. Treasury Ultra Long Bond (United States)	5	Jun-25		500		611	(7)
Short:
Euro Stoxx 50 Index (Germany)	12	Jun-25	EUR	(—	@)	(673)	16
Euro-BTP Italian Bond Index (Germany)	1	Jun-25		(100)		(127)	(1)
French Government Bond Index (Germany)	2	Jun-25		(200)		(265)	6
German Euro-Bund Index (Germany)	6	Jun-25		(600)		(836)	11
KFE KOSPI 200 Index (Korea, Republic of)	7	Jun-25	KRW	(1,750)		(397)	13
MSCI Emerging Market Index (United States)	23	Jun-25		$(1)		(1,277)	27
S&P 500 E Mini Index (United States)	10	Jun-25		(1)		(2,827)	(11)
SFE 10 yr. Australian Bond Index (Australia)	4	Jun-25	AUD	(400)		(282)	(2)
TSE TOPIX Index (Japan)	3	Jun-25	JPY	(30)		(532)	3
U.S. Treasury 10 yr. Note (United States)	12	Jun-25		$(1,200)		(1,335)	2
U.S. Treasury 10 yr. Ultra Note (United States)	4	Jun-25		(400)		(456)	(2)
							$53

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at March 31, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)		Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.99%	Maturity/Maturity	1/3/28	$11,939	$11		$10	$1
Morgan Stanley & Co. LLC	SOFR	Receive	3.76	Annual/Annual	3/12/30	2,262	(8)		—	(8)
Morgan Stanley & Co. LLC	THOR	Pay	1.75	Quarterly/Quarterly	3/12/30	106,532	33		—	33
Morgan Stanley & Co. LLC	THOR	Pay	1.89	Quarterly/Quarterly	2/14/30	55,616	28		—	28
Morgan Stanley & Co. LLC	THOR	Pay	1.89	Quarterly/Quarterly	2/14/30	55,616	28		—	28
Morgan Stanley & Co. LLC	TONAR	Receive	4.05	Annual/Annual	2/13/30	328	(5)		—	(5)
Morgan Stanley & Co. LLC	TONAR	Receive	2.02	Annual/Annual	3/12/55	4,427	(1)		—	(1)
Morgan Stanley & Co. LLC	TONAR	Receive	1.89	Annual/Annual	1/8/55	5,608	—	@	—	—	@
Morgan Stanley & Co. LLC	TONAR	Receive	1.83	Annual/Annual	1/30/55	1,657	—	@	—	—	@
Morgan Stanley & Co. LLC	TONAR	Receive	1.83	Annual/Annual	1/30/55	1,654	—	@	—	—	@
Morgan Stanley & Co. LLC	TONAR	Receive	1.80	Annual/Annual	1/31/55	3,316	1		—	1
Morgan Stanley & Co. LLC	TONAR	Receive	1.74	Annual/Annual	11/12/54	9,983	3		—	3
							$90		$10	$80

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2025:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.02%	Quarterly	11/11/25	JPY	100,185	$20	$—	$20
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.05%	Quarterly	11/11/25		58,596	12	—	12
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		31,602	6	—	6
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		31,716	6	—	6
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.00%	Quarterly	11/11/25		35,244	7	—	7
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		$1,690	80	—	80
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		72	3	—	3
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25		837	39	—	39
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25		48	2	—	2
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		361	(43)	—	(43)
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		716	(87)	—	(87)
BNP Paribas SA	BNP EM Value Index††	Pay	SOFR + 0.60%	Quarterly	5/22/25		1,882	(15)	—	(15)
BNP Paribas SA	BNP EMU Anti-Value + Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25	EUR	863	44	—	44
BNP Paribas SA	BNP EMU Anti-Value Index††	Receive	ESTR - 0.02%	Quarterly	9/18/25		1,094	47	—	47
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		1,038	(22)	—	(22)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		417	(9)	—	(9)
BNP Paribas SA	BNP EMU Value + Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		885	(34)	—	(34)
BNP Paribas SA	BNP EMU Value Index††	Pay	ESTR - 0.37%	Quarterly	9/18/25		1,119	(39)	—	(39)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		$102	(1)	—	(1)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		102	(1)	—	(1)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		102	(1)	—	(1)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		241	(2)	—	(2)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		240	(2)	—	(2)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		241	(2)	—	(2)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		14	(— @)	—	(— @)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25		524	(4)	—	(4)
BNP Paribas SA	MSCI AU Banks Index	Receive	BBSW + 0.27%	Quarterly	2/27/26	AUD	627	8	—	8
BNP Paribas SA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.36%	Quarterly	2/10/26		$2,397	(51)	—	(51)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.38%	Quarterly	1/28/26		4,900	32	—	32
JPMorgan Chase Bank NA	JPM AI Capex Index	Receive	SOFR + 0.80%	Quarterly	2/26/26		762	91	—	91

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Total Return Swap Agreements (cont’d):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM EM Anti-Value Index††	Receive	SOFR + 1.55%	Quarterly	2/26/26	$1,185	$49	$—	$49
JPMorgan Chase Bank NA	JPM EM Value Index††	Pay	SOFR + 0.66%	Quarterly	2/25/26	1,187	(26)	—	(26)
JPMorgan Chase Bank NA	JPM Japan Growth Index	Receive	SOFR + 0.00%	Quarterly	3/9/26	633	21	—	21
JPMorgan Chase Bank NA	JPM Japan Value Index	Pay	SOFR + 0.00%	Quarterly	3/9/26	631	(15)	—	(15)
JPMorgan Chase Bank NA	JPM Korea Value Index	Pay	SOFR + 0.74%	Quarterly	2/26/26	397	(27)	—	(27)
JPMorgan Chase Bank NA	JPM U.S. Anti-Value Index	Receive	SOFR + 0.60%	Quarterly	3/23/26	496	7	—	7
JPMorgan Chase Bank NA	JPM U.S. Value Index	Pay	SOFR + 0.60%	Quarterly	3/23/26	496	(12)	—	(12)
JPMorgan Chase Bank NA	S&P 500 Equal Weight Index	Pay	SOFR + 0.77%	Quarterly	2/26/26	756	(28)	—	(28)
UBS AG	MSCI Emerging Markets ex China Index	Pay	SOFR + 0.00%	Quarterly	3/26/26	409	(12)	—	(12)
UBS AG	MSCI USA Index	Pay	SOFR + 0.75%	Quarterly	9/23/25	4,787	(54)	—	(54)
							$(13)	$—	$(13)

††	See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

The following table represents the equity basket individual holdings underlying the total return swap with Barclays Japan REITs Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
Barclays Japan REITs Index
Activia Properties, Inc.	356	$807	1.04%
Daiwa House Reit Investment	1,037	1,637	2.10
Daiwa Office Investment Corp.	431	848	1.09
Fukuoka Reit Corp.	398	393	0.51
Global One Reit, Inc.	451	343	0.44
Hankyu Hanshin Reit, Inc.	312	310	0.40
Heiwa Real Estate Reit, Inc.	535	451	0.58
Honeys Holdings Co. Ltd.	12,600	138	0.18
Hulic Reit, Inc.	643	614	0.79
Ichigo Office Reit Investment, Inc.	696	394	0.51
Japan Excellent, Inc.	591	503	0.65
Japan Metropolitan Fund Investment, Inc.	3,236	2,065	2.65
Japan Prime Realty Investmentment, Inc.	451	1,022	1.31
Japan Real Estate Investment	3,215	2,300	2.96
Kdx Realty Investment Corp.	1,817	1,791	2.30
Mirai Corp.	865	245	0.32
Mori Hills Reit Investment Corp.	866	774	0.99
Mori Trust Reit, Inc.	1,599	664	0.85
Nippon Building Fund, Inc.	3,938	3,345	4.30
Nippon Reit Investment Corp.	804	444	0.57
Nomura Real Estate Master Fund, Inc.	2,102	1,997	2.57
Ntt Ud Reit Investment Corp.	662	586	0.75
One Reit, Inc.	123	200	0.26
Orix Jreit, Inc.	1,242	1,459	1.88
Sekisui House Reit, Inc.	1,961	1,042	1.34
Star Asia Investment Corp.	1,212	436	0.56
Takara Leben Real Estate Investment Corp.	412	236	0.30
Tokyu Reit, Inc.	441	511	0.66
Tosei Reit Investment Corp.	170	148	0.19
United Urban Investment Corp.	1,393	1,380	1.77
Xymax Reit Investment Corp.	112	84	0.11

The following table represents the equity basket top 50 holdings underlying the total return swap with BNP EM Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index
Akbank T.A.S.	4,194	$6	0.01%
Ambev SA	8,205	19	0.02
Astra International Tbk. PT	23,889	7	0.01
Banco Do Brasil SA	2,259	11	0.01
Bancolombia SA - Pref	600	6	0.01
Bank Mandiri Persero Tbk. PT	50,149	16	0.02
Bank Pekao SA	242	11	0.01
Cemex SAB	12,940	7	0.01
Chailease Holding Co. Ltd.	2,046	7	0.01
Cia Saneamento Basico do Estado de Sao Paulo	594	11	0.01
Compal Electronics	7,640	7	0.01
Dubai Islamic Bank	5,863	11	0.01
Emaar Properties PJSC	3,515	13	0.02
Emirates NBD PJSC	2,661	15	0.02
Eurobank Ergasias Services and Holdings SA	3,239	9	0.01
Evergreen Marine Corp. Ltd.	1,338	9	0.01
Gruma SAB - Class B	314	6	0.01
Grupo Financiero Banorte	3,477	24	0.03
Grupo Mexico SAB de CV - Ser B	2,618	13	0.02
Harmony Gold Mining Co. Ltd.	480	7	0.01
Hellenic Telecommun Organization	361	6	0.01
Hon Hai Precision Industry	5,153	23	0.03
Hyundai Mobis Co. Ltd.	59	10	0.01
Itau Unibanco Holding SA - Pref	7,022	39	0.05

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index (cont’d)
Itausa SA	7,679	$13	0.02%
Kia Corp.	231	14	0.02
LG Innotek Co. Ltd.	70	8	0.01
Mobile Telecommunications Co.	4,534	7	0.01
Mouwasat Medical Services Co.	322	6	0.01
National Bank of Greece	1,094	11	0.01
Nedbank Group Ltd.	605	8	0.01
OTP Bank PLC	295	20	0.03
Pegatron Corp.	3,150	8	0.01
Petroleo Brasileiro SA - Pref	5,301	34	0.04
Quanta Computer, Inc.	1,712	12	0.01
Realtek Semiconductor Corp.	583	9	0.01
Richter Gedeon Nyrt	429	12	0.02
Samsung C&T Corp.	110	9	0.01
Samsung Electronics - Pref	796	25	0.03
Samsung Electronics Co. Ltd.	4,693	184	0.24
Samsung Fire & Marine Insurance	41	10	0.01
Samsung SDS Co. Ltd.	100	8	0.01
SK Hynix, Inc.	220	28	0.04
Standard Bank Group Ltd.	1,741	23	0.03
Taiwan Semiconductor Manufacturing Co. Ltd.	1,080	30	0.04
Telefonica Brasil SA	920	8	0.01
Telkom Indonesia Persero Tbk. PT	110,069	16	0.02
Tim SA	1,910	6	0.01
Vale SA	3,156	31	0.04
Zhen Ding Technology Holding Ltd.	2,274	7	0.01

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti-Value + Quality Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value + Quality Index
Accor SA	500	$21	0.03%
Adidas AG	100	22	0.03
ADP	233	22	0.03
Adyen NV	14	20	0.03
Air Liquide SA	132	23	0.03
Airbus SE	138	22	0.03
Alstom SA	1,028	21	0.03
Anheuser-Busch Inbev SA	413	23	0.03
Argenx SE	40	22	0.03
BE Semiconductor Industries NV	224	21	0.03
Bollore SE	4,095	22	0.03
Cellnex Telecom SA	714	23	0.03
Commerzbank AG	1,047	22	0.03
Credit Agricole SA	1,473	25	0.03
Davide Campari-Milano NV	3,806	21	0.03
Delivery Hero SE	823	18	0.02
Edenred	733	22	0.03
EDP Renovaveis SA	2,911	22	0.03
Essilorluxottica	85	23	0.03
Eurazeo SE	317	22	0.03
Euronext NV	192	26	0.03
Ferrovial SE	567	23	0.03
Gecina SA	277	24	0.03
Getlink SE	1,519	24	0.03
Groupe Bruxelles Lambert NV	344	24	0.03
Infineon Technologies AG	667	20	0.03
Kering	92	18	0.02
Kerry Group PLC - Class A	241	23	0.03
MTU Aero Engines AG	68	22	0.03
Neste OYJ	2,682	23	0.03
NN Group NV	502	26	0.03
Pernod Ricard SA	229	21	0.03
Prosus NV	551	23	0.03
Redeia Corp SA	1,399	26	0.03
Safran SA	91	22	0.03
Sartorius AG	102	22	0.03
Sartorius Stedim Biotech	122	22	0.03
Scout24 SE	237	23	0.03
Siemens Energy AG	431	23	0.03
Snam SpA	5,310	25	0.03
Sofina SA	95	22	0.03
Stora Enso OYJ - Class R	2,287	20	0.03

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti-Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index
Adidas AG	111	$24	0.03%
Adyen NV	14	20	0.03
Air Liquide SA	132	23	0.03
Argenx SE	40	22	0.03
BE Semiconductor Industries NV	224	21	0.03
Beiersdorf AG	174	21	0.03
CTS Eventim AG & Co. KGaA	224	21	0.03
Davide Campari-Milano NV	3,806	21	0.03
Delivery Hero SE	914	20	0.03
Deutsche Boerse AG	93	25	0.03
Edenred	728	22	0.03
EDP Renovaveis SA	2,911	22	0.03
EssilorLuxottica	85	23	0.03
Eurazeo SE	315	21	0.03
Euronext NV	191	26	0.03
Ferrari NV	31	12	0.02
Ferrovial SE	567	23	0.03
Finecobank SpA	1,339	24	0.03
Gecina SA	277	24	0.03
Hannover Rueck SE	89	24	0.03
Hermes International	10	24	0.03
Inpost SA	1,434	19	0.02
L’Oreal	65	22	0.03
Lotus Bakeries	3	23	0.03

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index (cont’d)
MTU Aero Engines AG	68	$22	0.03%
Muenchener Rueckver AG - Reg	42	25	0.03
Nemetschek SE	205	22	0.03
Neste OYJ	2,682	23	0.03
Prosus NV	613	26	0.03
Rational AG	27	21	0.03
Redeia Corp SA	1,399	26	0.03
Rheinmetall AG	20	26	0.03
Safran SA	91	22	0.03
Sampo OYJ - Class A	2,779	25	0.03
Sartorius AG	102	22	0.03
Sartorius Stedim Biotech	122	22	0.03
Scout24 SE	237	23	0.03
Siemens Energy AG	431	23	0.03
Symrise AG	252	24	0.03
Terna-Rete Elettrica Naziona	3,076	26	0.03
Universal Music Group NV	922	23	0.03
Wolters Kluwer NV	165	24	0.03

The following table represents the equity basket individual holdings underlying the total return swap with BNP EMU Domestic Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Domestic Index
ADP	212	$20	0.03%
Aena SME SA	205	44	0.06
Basic-Fit NV	885	17	0.02
Bechtle AG	707	24	0.03
Bouygues SA	927	34	0.04
Canal SA	3,237	7	0.01
Capgemini SE	346	48	0.06
Compagnie De Saint Gobain	928	85	0.11
Deutsche Lufthansa - Reg	3,770	25	0.03
D’Ieteren Group	149	24	0.03
Eiffage	324	35	0.04
FDJ United	646	19	0.02
Fraport Ag Frankfurt Airport	411	24	0.03
Getlink SE	1,623	26	0.03
Havas NV	3,176	4	0.01
Indra Sistemas SA	1,192	32	0.04
Industria de Diseno Textil SA	2,028	93	0.12
Iveco Group NV	2,167	33	0.04
Kingspan Group PLC	521	39	0.05
Louis Hachette Group	3,234	4	0.01
Prosiebensat.1 Media SE	3,570	21	0.03
Randstad NV	636	24	0.03
Rheinmetall AG	24	32	0.04
Scout24 SE	329	32	0.04
Smurfit Westrock PLC	1,155	48	0.06
Stora Enso OYJ - Class R	2,767	24	0.03
Vinci SA	954	111	0.14
Vivendi SE	3,176	9	0.01
Zalando SE	866	28	0.04

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value + Quality Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value + Quality Index
Agea SA	447	$25	0.03%
AIB Group PLC	3,401	20	0.03
Arkema	299	21	0.03
Banco Bilbao Vizcaya Argentaria SA	1,854	23	0.03
Banco Santander SA	3,865	24	0.03
Bank Of Ireland Group PLC	2,044	22	0.03
Bayer AG - Reg	972	21	0.03
Capgemini SE	158	22	0.03
Carrefour SA	1,870	25	0.03
Compagnie De Saint Gobain	237	22	0.03
Continental AG	372	24	0.03
Covivio	468	24	0.03
DHL Group	614	24	0.03
E.ON SE	1,953	27	0.04
Eiffage	230	25	0.03
Enel SpA	3,546	27	0.03
Engie SA	1,409	25	0.03
Erste Group Bank AG	361	23	0.03
Fresenius Medical Care AG	543	25	0.03
Heidelberg Materials AG	143	23	0.03
Henkel AG & Co. KGaA	311	21	0.03
Henkel AG & Co. KGaA - Pref	278	20	0.03
Ipsen	215	23	0.03
Knorr-Bremse AG	260	22	0.03
Koninklijke Ahold Delhaize NV	705	24	0.03
Koninklijke KPN NV	6,601	26	0.03
Mercedes-Benz Group AG	409	22	0.03
Merck KGaA	174	22	0.03
Michelin	724	23	0.03
Nokia OYJ	5,027	24	0.03
Nordea Bank Abp	1,856	22	0.03
Orange SA	2,067	25	0.03
Publicis Groupe SA	260	23	0.03
Randstad NV	586	22	0.03
Renault SA	496	23	0.03
Rexel SA	901	22	0.03
Stellantis NV	1,854	19	0.02
Teleperformance	238	22	0.03
Tenaris SA	1,413	26	0.03
Unicredit SpA	445	23	0.03
Unipol Assicurazioni SpA	1,652	24	0.03
Vinci SA	203	24	0.03

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Index
ABN Amro Bank NV - CVA	1,282	$25	0.03%
Acciona SA	203	24	0.03
Aercap Holdings NV	251	24	0.03
ArcelorMittal SA	789	21	0.03
Arkema	299	21	0.03
Banco Santander SA	3,865	24	0.03
Bank Of Ireland Group PLC	2,044	22	0.03
Bayer AG - Reg	972	21	0.03
Bayerische Motoren Werke AG	294	22	0.03
Bayerische Motoren Werke AG (Preference)	316	22	0.03
BNP Paribas	319	25	0.03
Bouygues SA	683	25	0.03
Bper Banca SpA	3,214	23	0.03
Carrefour SA	1,870	25	0.03
Covivio	468	24	0.03
Credit Agricole SA	1,463	25	0.03
Daimler Truck Holding AG	561	21	0.03
Deutsche Bank AG - Registered	1,095	24	0.03
Deutsche Lufthansa - Reg	3,314	22	0.03
DHL Group	614	24	0.03
Eiffage	230	25	0.03
Enel SpA	3,546	27	0.03
Engie SA	1,409	25	0.03
Fresenius Medical Care AG	543	25	0.03
Fresenius SE & Co. KGaA	587	23	0.03
Henkel AG & Co. KGaA	311	21	0.03
ING Groep NV	1,332	24	0.03
Ipsen	215	23	0.03
JDE Peet’s NV	1,305	26	0.03
Koninklijke Ahold Delhaize NV	705	24	0.03
Nokia OYJ	5,027	24	0.03
Orange SA	2,067	25	0.03
Publicis Groupe SA	260	23	0.03
Renault SA	499	23	0.03
Repsol SA	2,008	25	0.03
Rexel SA	901	22	0.03
Societe Generale SA	588	24	0.03
Stellantis NV	1,803	19	0.02
Stmicroelectronics NV	1,036	21	0.03
Telefonica SA	5,790	25	0.03
Teleperformance	238	22	0.03
Volkswagen AG - Pref	233	22	0.03

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP U.S. Domestics Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP U.S. Domestics Index
Arista Networks, Inc.	232	$18	0.02%
Automatic Data Processing	88	27	0.03
Autozone, Inc.	4	14	0.02
Broadridge Financial Solutions	25	6	0.01
Charter Communications, Inc. - Class A	20	7	0.01
Cintas Corp.	79	16	0.02
Cognizant Tech Solutions - Class A	108	8	0.01
Comcast Corp. - Class A	838	31	0.04
Copart, Inc.	188	11	0.01
Crowdstrike Holdings, Inc. - Class A	50	18	0.02
CSX Corp.	421	12	0.02
Darden Restaurants, Inc.	25	5	0.01
Datadog, Inc. - Class A	61	6	0.01
Doordash, Inc. - Class A	67	12	0.02
DR Horton, Inc.	64	8	0.01
Equifax, Inc.	27	7	0.01
Fair Isaac Corp.	5	10	0.01
Fastenal Co.	124	10	0.01
Fedex Corp.	50	12	0.02
Hilton Worldwide Holdings, Inc.	53	12	0.02
Home Depot, Inc.	215	79	0.10
Lennar Corp. - Class A	52	6	0.01
Lowe’s Cos, Inc.	123	29	0.04
Lululemon Athletica, Inc.	24	7	0.01
Marriott International - Class A	52	12	0.02
Martin Marietta Materials	13	6	0.01
Norfolk Southern Corp.	49	12	0.01
Old Dominion Freight Line	42	7	0.01
O’Reilly Automotive, Inc.	13	18	0.02
Quanta Services, Inc.	32	8	0.01
Republic Services, Inc.	48	12	0.01
Roper Technologies, Inc.	23	14	0.02
Ross Stores, Inc.	72	9	0.01
Sherwin-Williams Co.	52	18	0.02
Snowflake, Inc. - Class A	65	10	0.01
Starbucks Corp.	246	24	0.03
TJX Companies, Inc.	245	30	0.04
Tractor Supply Company	117	6	0.01
Trane Technologies PLC	49	17	0.02
Tyler Technologies, Inc.	9	5	0.01
Union Pacific Corp.	132	31	0.04
United Parcel Service - Class B	159	17	0.02
United Rentals, Inc.	14	9	0.01
Verisk Analytics, Inc.	31	9	0.01
Vulcan Materials Co.	29	7	0.01
Walt Disney Co.	393	39	0.05
Waste Connections, Inc.	56	11	0.01
Waste Management, Inc.	87	20	0.03
Workday, Inc. - Class A	46	11	0.01
WW Grainger, Inc.	10	9	0.01

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

The following table represents the equity basket top 50 individual holdings underlying the total return swap with JPM EM Anti-Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM EM Anti-Value Index
Al Rayan Bank	1,991,725	$1,229	1.58%
Allegro.Eu SA	180,128	1,454	1.87
Almarai Co.	123,590	1,832	2.35
Bank Al-Jazira	269,520	1,256	1.61
Boubyan Bank K.S.C	601,885	1,339	1.72
Capitec Bank Holdings Ltd.	7,751	1,309	1.68
Catcher Technology Co. Ltd.	207,838	1,312	1.69
CD Projekt SA	28,627	1,566	2.01
Chang Hwa Commercial Bank	2,368,243	1,266	1.63
China Steel Corp.	1,853,868	1,251	1.61
Cia Siderurgica Nacional SA	879,807	1,456	1.87
Companhia Paranaense - Pref B	734,725	1,336	1.72
Cosan SA	1,060,635	1,370	1.76
CP Axtra PCL	2,280,404	1,745	2.24
Dino Polska SA	15,796	1,842	2.37
Discovery Ltd.	114,866	1,248	1.60
Dukhan Bank	1,315,575	1,275	1.64
E.Sun Financial Holding Co.	1,446,613	1,253	1.61
Embraer SA	126,024	1,448	1.86
Equatorial Energia SA	244,398	1,366	1.76
Falabella SA	340,934	1,419	1.82
First Financial Holding Co.	1,545,894	1,260	1.62
Gulf Bank	1,172,936	1,354	1.74
Gulf Energy Development	855,490	1,252	1.61
Hotai Motor Company Ltd.	71,542	1,297	1.67
Hua Nan Financial Holdings	1,546,194	1,295	1.66
Industries Qatar	353,719	1,251	1.61
Innolux Corp.	2,843,617	1,293	1.66
Inter & Co., Inc. - Class A	251,250	1,377	1.77
JBS SA	352,422	2,531	3.25
Kuwait Finance House	499,710	1,288	1.66
Mega Financial Holding Co. Ltd.	1,084,358	1,303	1.68
Minor International PCL	1,569,133	1,212	1.56
Mtn Group Ltd.	255,653	1,715	2.20
Natura &Co Holding SA	805,553	1,406	1.81
PTT Oil and Retail Business Public Co. Ltd.	3,798,838	1,319	1.70
Qatar Gas Transport	1,068,179	1,367	1.76
Remgro Ltd.	164,075	1,410	1.81
Saudi Arabian Mining Co.	101,318	1,250	1.61
Saudi Electricity Co.	285,591	1,215	1.56
Saudi Tadawul Group Holding	23,088	1,255	1.61
Sociedad Química y Minera de Chile - Class B	33,058	1,313	1.69
Taishin Financial Holding	2,442,859	1,266	1.63
Taiwan Business Bank	2,748,185	1,209	1.55
Taiwan Cooperative Financial Holding Co. Ltd.	1,744,813	1,264	1.62
Tcc Group Holdings Co. Ltd.	1,251,432	1,208	1.55
Tenaga Nasional Berhad	418,720	1,263	1.62
Thai Oil PCL	1,731,050	1,248	1.60
The Shanghai Commercial & SA	962,783	1,305	1.68
True Corp PCL	4,406,661	1,517	1.95

The following table represents the equity basket top 50 holdings underlying the total return swap with JPM EM Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM EM Value Index
Alior Bank SA	53,967	$1,669	2.15%
Ambev SA	654,641	1,544	1.98
Anadolu Efes Biracilik Ve Malt Sanayii	282,332	1,243	1.60
Asia Cement Corp.	1,047,561	1,474	1.89
Astra International Tbk. PT	4,425,651	1,307	1.68
Banco Do Brasil SA	267,759	1,319	1.70
Bancolombia SA - Pref	121,023	1,217	1.56
Bank Mandiri Persero Tbk. PT	4,220,087	1,317	1.69
Bank Pekao SA	30,235	1,373	1.76
Bidvest Group Ltd.	93,587	1,200	1.54
BRF SA	383,872	1,320	1.70
Cia Energetica Minas Gerais - Prf	763,739	1,369	1.76
Cia Saneamento Basico do Estado de Sao Paulo	87,621	1,562	2.01
Coca-Cola Icecek AS	895,098	1,260	1.62
CPFL Energia SA	243,014	1,601	2.06
Dubai Islamic Bank	624,443	1,219	1.57
Emaar Properties PJSC	329,483	1,198	1.54
Emirates NBD PJSC	229,636	1,263	1.62
Empresas Cmpc SA	774,841	1,270	1.63
Eurobank Ergasias Services and Holdings SA	502,240	1,340	1.72
Evergreen Marine Corp. Ltd.	192,965	1,282	1.65
Gerdau SA - Pref	469,887	1,328	1.71
Gruma SAB - Class B	70,841	1,281	1.65
Grupo Financiero Banorte	175,746	1,221	1.57
Grupo Mexico SAB de CV - Ser B	263,341	1,319	1.69
Harmony Gold Mining Co. Ltd.	119,716	1,737	2.23
Hellenic Telecommun Organization SA	80,360	1,303	1.68
Hypera SA	413,352	1,399	1.80
Itau Unibanco Holding SA - Pref	251,543	1,381	1.77
Itausa SA	828,019	1,367	1.76
Kimberly-Clark De Mexico - Class A	778,267	1,278	1.64
Latam Airlines Group SA	79,557,532	1,241	1.60
Mbank SA	7,062	1,480	1.90
Metlen Energy & Metals SA	33,228	1,459	1.87
Mobile Telecommunications Co.	798,746	1,243	1.60
Mouwasat Medical Services Co.	59,939	1,198	1.54
National Bank of Greece	147,022	1,502	1.93
OTP Bank PLC	20,642	1,385	1.78
Petroleo Brasileiro SA - Pref	189,750	1,232	1.58
Reinet Investments SCA	50,777	1,231	1.58
Richter Gedeon Nyrt	49,339	1,359	1.75
Saudi Aramco Base Oil Co.	47,201	1,321	1.70
Standard Bank Group Ltd.	109,773	1,431	1.84

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM EM Value Index (cont’d)
Tim SA	422,566	$1,329	1.71%
Turk Hava Yollari AO	149,303	1,223	1.57
Ultrapar Participacoes SA	440,733	1,318	1.69
United Microelectronics Corp.	951,567	1,280	1.65
Vale SA	132,549	1,313	1.69
Vodacom Group Ltd.	197,266	1,347	1.73
Yang Ming Marine Transport	581,179	1,302	1.67

@		Value/Notional amount is less than $500.
BBSW		Australia’s Bank Bill Swap.
CAC		Cotation Assistée en Continu.
CDI		CHESS Depositary Interest.
CVA		Certificaten Van Aandelen.
EMU		European Economic and Monetary Union.
ESTR		Euro Short-Term Rate.
Euronext NV		Euronext Amsterdam Stock Market.
FTSE		Financial Times Stock Exchange.
IBEX		Índice Bursátil Español.
ICE		Intercontinental Exchange.
KFE		Korean Futures Exchange.
MIB		Milano Indice di Borsa.
MSCI		Morgan Stanley Capital International.
MTN		Medium Term Note.
PJSC		Public Joint Stock Company.
REIT		Real Estate Investment Trust.
SFE		Sydney Futures Exchange.
SGX		Singapore Exchange Ltd.
SOFR		Secured Overnight Financing Rate.
THOR		Thai Overnight Repurchase Rate.
TONAR		Tokyo Overnight Average Rate.
TSE		Tokyo Stock Exchange.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	45.9%
Sovereign	17.6
Short-Term Investments	16.3
Other*	11.0
Corporate Bonds	9.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $17,672,000 and net unrealized appreciation of approximately $53,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $101,000. Also does not include open swap agreements with net unrealized appreciation of approximately $67,000.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (92.3%)
Automobiles (5.9%)
Tesla, Inc. (a)	137,413	$35,612

Biotechnology (1.1%)
ProKidney Corp. (a)	278,453	244
Roivant Sciences Ltd. (a)	651,527	6,574
		6,818
Broadline Retail (8.7%)
Global-e Online Ltd. (Israel) (a)	400,203	14,267
MercadoLibre, Inc. (a)	19,661	38,356
		52,623
Capital Markets (1.6%)
Coinbase Global, Inc., Class A (a)	19,008	3,274
Intercontinental Exchange, Inc.	35,484	6,121
		9,395
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (4.8%)
ROBLOX Corp., Class A (a)	496,912	28,965

Financial Services (8.9%)
Adyen NV (Netherlands) (a)	11,876	18,203
Affirm Holdings, Inc. (a)	645,731	29,181
Federal National Mortgage Association (a)	945,819	5,977
		53,361
Hotels, Restaurants & Leisure (9.9%)
Airbnb, Inc., Class A (a)	123,055	14,700
DoorDash, Inc., Class A (a)	246,982	45,141
		59,841
Information Technology Services (20.1%)
Cloudflare, Inc., Class A (a)	485,897	54,755
Shopify, Inc., Class A (Canada) (a)	395,626	37,737
Snowflake, Inc., Class A (a)	194,259	28,393
		120,885
Life Sciences Tools & Services (2.1%)
Danaher Corp.	63,052	12,926

Pharmaceuticals (4.8%)
Royalty Pharma PLC, Class A	931,550	28,999

Software (22.1%)
AppLovin Corp., Class A (a)	109,688	29,064
Aurora Innovation, Inc. (a)	4,376,321	29,431
Crowdstrike Holdings, Inc., Class A (a)	60,156	21,210
MicroStrategy, Inc., Class A (a)	126,120	36,356
Samsara, Inc., Class A (a)	452,519	17,344
		133,405
Specialized REITs (2.3%)
American Tower Corp. REIT	62,609	13,624
Total Common Stocks (Cost $476,349)		556,454

Preferred Stocks (2.5%)
Financial Services (0.3%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,470

Software (2.2%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $8,310; acquired 8/31/21)	113,088	10,093
Databricks, Inc., Series I (a)(b)(c) (acquisition cost — $2,242; acquired 9/15/23)	30,506	2,723
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	634
		13,450
Total Preferred Stocks (Cost $13,231)		14,920

Investment Company (2.7%)
iShares Bitcoin Trust ETF (a) (Cost $13,615)	351,849	16,470

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (d) (Cost $14,745)	14,744,660	14,745
Total Investments Excluding Purchased Options (99.9%) (Cost $517,940)		602,589
Total Purchased Options Outstanding (0.2%) (Cost $2,471)		1,011
Total Investments (100.1%) (Cost $520,411) (e)(f)(g)(h)		603,600
Liabilities in Excess of Other Assets (–0.1%)		(773)
Net Assets (100.0%)		$602,827

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2025 amounts to $14,920,000 and represents 2.5% of net assets.
(c)	At March 31, 2025, the Fund held fair valued securities at approximately $14,920,000, representing 2.5% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $18,203,000 and 3.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	Securities are available for collateral in connection with purchased options.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund engaged in cross-trade sales of approximately $2,116,000 which resulted in total realized losses of approximately $5,992,000.
(h)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $122,653,000 and the aggregate gross unrealized depreciation is approximately $39,464,000, resulting in net unrealized appreciation of approximately $83,189,000.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	61,070,267	$61,070	$88	$254	$(166)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct–25	127,991,317	127,991	204	557	(353)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	55,148,879	55,149	35	240	(205)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	173,385,312	173,385	524	716	(192)
Goldman Sachs International	USD/CNH	CNH	8.02	Dec–25	148,521,048	148,521	160	704	(544)
							$1,011	$2,471	$(1,460)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Software	24.4%
Other*	21.9
Information Technology Services	20.1
Hotels, Restaurants & Leisure	9.9
Financial Services	9.1
Broadline Retail	8.7
Automobiles	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain senior loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks	$162,485	(1)	$—	$—	$162,485
Preferred Stocks
Software	—		—	4,099	4,099
Investment Company	4,917		—	—	4,917
Call Options Purchased	—		297	—	297
Short-Term Investments
Investment Company	4,588		—	—	4,588
Repurchase Agreements	—		109	—	109
Total Short-Term Investments	4,588		109	—	4,697
Total Assets	$171,990		$406	$4,099	$176,495

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stocks (000)
Beginning Balance	$4,248
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(149)
Realized gains (losses)	—
Ending Balance	$4,099
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$(149)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stocks	$4,099	Market Transaction Method	Precedent Transaction	$92.5	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.8x	Increase
			Discount for Lack of Marketability	15.0%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$29,909	$—	$29,909
Sovereign	—	65,924	—	65,924
Senior Loan Interests	—	7,280	—	7,280
Total Fixed Income Securities	—	103,113	—	103,113
Warrants	—	2,167	—	2,167
Short-Term Investments
U.S. Treasury Security	—	239	—	239
Investment Company	1,938	—	—	1,938
Total Short-Term Investments	1,938	239	—	2,177
Foreign Currency Forward Exchange Contracts	—	32	—	32
Futures Contracts	131	—	—	131
Credit Default Swap Agreements	—	33	—	33
Total Assets	2,069	105,584	—	107,653
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(130)	—	(130)
Futures Contracts	(140)	—	—	(140)
Total Liabilities	(140)	(130)	—	(270)
Total	$1,929	$105,454	$—	$107,383

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobile Components	$—	$677	$—	$677
Automobiles	—	7,781	—	7,781
Banks	5,650	26,671	—	32,321
Beverages	—	1,949	—	1,949
Broadline Retail	800	8,912	—	9,712
Capital Markets	—	2,095	—	2,095
Chemicals	—	1,170	—	1,170
Construction & Engineering	—	1,102	—	1,102
Construction Materials	—	1,301	—	1,301
Consumer Finance	—	2,578	—	2,578
Consumer Staples Distribution & Retail	3,088	1,080	—	4,168
Electrical Equipment	2,890	2,702	—	5,592
Electronic Equipment, Instruments & Components	—	3,724	—	3,724
Entertainment	—	1,463	—	1,463
Financial Services	—	739	—	739
Food Products	1,459	1,902	—	3,361
Health Care Providers & Services	620	1,564	—	2,184
Hotels, Restaurants & Leisure	4,512	2,050	—	6,562
Household Products	1,307	—	—	1,307
Information Technology Services	2,104	—	—	2,104
Insurance	291	5,024	—	5,315
Interactive Media & Services	—	10,265	—	10,265
Machinery	—	1,771	—	1,771
Metals & Mining	933	2,334	—	3,267
Oil, Gas & Consumable Fuels	—	3,169	—	3,169
Personal Care Products	—	399	—	399
Pharmaceuticals	—	901	—	901
Real Estate Management & Development	457	1,338	—	1,795
Semiconductors & Semiconductor Equipment	—	21,395	—	21,395
Tech Hardware, Storage & Peripherals	—	9,641	—	9,641
Tobacco	—	694	—	694
Total Common Stocks	24,111	126,391	—	150,502
Short-Term Investments
Investment Company	4,897	—	—	4,897
Total Assets	$29,008	$126,391	$—	$155,399

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,464	$—		$3,464
Asset-Backed Securities	—	622	—		622
Commercial Mortgage-Backed Securities	—	517	—		517
Corporate Bonds	—	7,396	—		7,396
Mortgages - Other	—	1,365	—		1,365
Sovereign	—	14,138	—		14,138
Supranational	—	543	—		543
U.S. Treasury Securities	—	2,294	—		2,294
Total Fixed Income Securities	—	30,339	—		30,339
Common Stocks
Aerospace & Defense	529	304	—		833
Air Freight & Logistics	86	52	—		138
Automobile Components	12	19	—		31
Automobiles	452	86	—		538
Banks	1,283	2,847	—		4,130
Beverages	342	119	—		461
Biotechnology	525	74	—		599
Broadline Retail	1,057	74	—		1,131
Building Products	149	70	—		219
Capital Markets	876	296	—		1,172
Chemicals	353	213	—		566
Commercial Services & Supplies	210	20	—		230
Communications Equipment	224	30	—		254
Construction & Engineering	54	60	—		114
Construction Materials	63	59	—		122
Consumer Finance	157	—	—		157
Consumer Staples Distribution & Retail	579	82	—		661
Containers & Packaging	67	3	—		70
Distributors	21	2	—		23
Diversified Consumer Services	—	6	—		6
Diversified REITs	7	31	—		38
Diversified Telecommunication Services	231	185	—		416
Electric Utilities	446	110	—		556
Electrical Equipment	194	182	—		376
Electronic Equipment, Instruments & Components	152	22	—		174
Energy Equipment & Services	66	2	—	†	68	†
Entertainment	480	20	—		500
Financial Services	1,146	95	—		1,241
Food Products	169	262	—		431
Gas Utilities	18	8	—		26
Ground Transportation	312	1	—		313
Health Care Equipment & Supplies	620	159	—		779
Health Care Providers & Services	591	22	—		613
Health Care REITs	78	—	—		78
Health Care Technology	19	4	—		23
Hotel & Resort REITs	5	—	—		5
Hotels, Restaurants & Leisure	567	117	—		684
Household Durables	77	5	—		82
Household Products	300	53	—		353

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Independent Power & Renewable Electricity Producers	$24	$24		$—		$48
Industrial Conglomerates	114	133		—		247
Industrial REITs	53	11		—		64
Information Technology Services	450	13		—		463
Insurance	730	475		—		1,205
Interactive Media & Services	1,596	18		—		1,614
Investment Company	—	—		—	†	—	†
Life Sciences Tools & Services	268	48		—		316
Machinery	424	195		—		619
Marine Transportation	—	16		—		16
Media	134	25		—		159
Metals & Mining	219	205		—	†	424	†
Mortgage Real Estate Investment	6	—		—		6
Multi-Utilities	179	106		—		285
Office REITs	5	2		—		7
Oil, Gas & Consumable Fuels	1,094	327		—		1,421
Paper & Forest Products	3	23		—		26
Passenger Airlines	11	9		—		20
Personal Care Products	32	152		—		184
Pharmaceuticals	872	824		—		1,696
Professional Services	214	139		—		353
Real Estate Management & Development	49	38		—		87
Residential REITs	93	—		—		93
Retail REITs	68	26		—		94
Semiconductors & Semiconductor Equipment	2,496	219		—		2,715
Software	2,655	226		—		2,881
Specialized REITs	243	—		—		243
Specialty Retail	505	36		—		541
Tech Hardware, Storage & Peripherals	1,848	9		—		1,857
Textiles, Apparel & Luxury Goods	72	258		—		330
Tobacco	180	68		—		248
Trading Companies & Distributors	111	48		—		159
Transportation Infrastructure	—	30		—		30
Water Utilities	21	12		—		33
Wireless Telecommunication Services	86	26		—		112
Total Common Stocks	27,372	9,435		—	†	36,807	†
Rights	—	—	@	—		—	@
Warrants	—	—		—	†	—	†
Short-Term Investments
Investment Company	9,999	—		—		9,999
U.S. Treasury Securities	—	3,086		—		3,086
Total Short-Term Investments	9,999	3,086		—		13,085
Foreign Currency Forward Exchange Contracts	—	446		—		446
Futures Contracts	122	—		—		122
Centrally Cleared Interest Rate Swap Agreements	—	94		—		94
Total Return Swap Agreements	—	474		—		474
Total Assets	37,493	43,874		—	†	81,367	†

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(345)	$—		$(345)
Futures Contracts	(69)	—	—		(69)
Centrally Cleared Interest Rate Swap Agreements	—	(14)	—		(14)
Total Return Swap Agreements	—	(487)	—		(487)
Total Liabilities	(69)	(846)	—		(915)
Total	$37,424	$43,028	$—	†	$80,452 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)		Warrants (000)
Beginning Balance	$—	††	$—	††
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	††	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—		$—

††	Includes one or more securities valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Growth
Assets:
Common Stocks
Automobiles	$35,612	$—	$—		$35,612
Biotechnology	6,818	—	—		6,818
Broadline Retail	52,623	—	—		52,623
Capital Markets	9,395	—	—		9,395
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	28,965	—	—		28,965
Financial Services	35,158	18,203	—		53,361
Hotels, Restaurants & Leisure	59,841	—	—		59,841
Information Technology Services	120,885	—	—		120,885
Life Sciences Tools & Services	12,926	—	—		12,926
Pharmaceuticals	28,999	—	—		28,999
Software	133,405	—	—		133,405
Specialized REITs	13,624	—	—		13,624
Total Common Stocks	538,251	18,203	—	†	556,454	†
Preferred Stocks
Financial Services	—	—	1,470		1,470
Software	—	—	13,450		13,450
Total Preferred Stocks	—	—	14,920		14,920
Investment Company	16,470	—	—		16,470
Call Options Purchased	—	1,011	—		1,011
Short-Term Investment
Investment Company	14,745	—	—		14,745
Total Assets	$569,466	$19,214	$14,920	†	$603,600	†

†	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$15,472
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(552)
Realized gains (losses)	—		—
Ending Balance	$—	†	$14,920
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—		$(552)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$14,920	Market Transaction Method	Precedent Transaction	$5.15-$92.50/$82.79	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-16.5%/14.3%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.0x-24.1x/13.9x	Increase
			Discount for Lack of Marketability	7.0%-15.0%/14.3%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.